SEC. FILE NOS. 33-17917
811-5364

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 21
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 24

AMERICAN HIGH-INCOME TRUST
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200


JULIE F. WILLIAMS, SECRETARY
AMERICAN HIGH-INCOME TRUST
333 SOUTH HOPE STREET
LOS ANGELES, CALIFORNIA 90071
(NAME AND ADDRESS OF AGENT FOR SERVICE)


Copies to:
ROBERT E. CARLSON, ESQ.
PAUL, HASTINGS, JANOFSKY & WALKER LLP
555 S. FLOWER STREET
LOS ANGELES, CA 90071-2371
(COUNSEL FOR THE REGISTRANT)

Approximate date of proposed public offering:
It is proposed that this filing become effective on December 1, 2001, pursuant to paragraph (b) of rule 485.

[AMERICAN FUNDS(SM) logo]


                          American High-Income Trust(SM)

                                   Prospectus

         TABLE OF CONTENTS
------------------------------------------------------
   1      Risk/Return Summary
------------------------------------------------------
   4      Fees and Expenses of the Fund
------------------------------------------------------
   5      Investment Objectives, Strategies and Risks
------------------------------------------------------
   8      Management and Organization
------------------------------------------------------
   9      Shareholder Information
------------------------------------------------------
  10      Choosing a Share Class
------------------------------------------------------
  12      Purchase and Exchange of Shares
------------------------------------------------------
  13      Sales Charges
------------------------------------------------------
  15      Sales Charge Reductions and Waivers
------------------------------------------------------
  16      Plans of Distribution
------------------------------------------------------
  17      How to Sell Shares
------------------------------------------------------
  18      Distributions and Taxes
------------------------------------------------------
  19      Financial Highlights
------------------------------------------------------
  21     Appendix
------------------------------------------------------

                                DECEMBER 1, 2001


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities that also provide an opportunity to increase in value.
  Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

 The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of the fund's investments may fluctuate in response to economic, political or social events in the U.S. or abroad.

 The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. The values of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.



                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)
[bar chart]
1991  32.36%
1992  14.29
1993  17.22
1994  -5.11
1995  20.68
1996  13.75
1997  12.20
1998   1.64
1999   7.55
2000  -3.24
[end bar chart]





         Highest/lowest quarterly results during this time period were:

         HIGHEST             13.95%  (quarter ended March 31, 1991)
         LOWEST              -8.09%  (quarter ended September 30, 1998)


 The year-to-date result was 0.01% for the nine months ended September 30, 2001.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial or deferred sales charge imposed. Class A share results reflect the maximum initial sales charge of 3.75%. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                ONE YEAR   FIVE YEARS   TEN YEARS    LIFETIME
 Class A - began 2/19/88
 (with the maximum sales         -6.88%       5.38%       10.18%       8.98%
 charge imposed)
 ------------------------------------------------------------------------------
 CS First Boston High Yield      -5.21%       4.51%       11.20%       8.63%
 Index/1/
 ------------------------------------------------------------------------------
 Lipper High Yield Index/2/      -9.71%       3.87%       10.52%       7.40%
 ------------------------------------------------------------------------------
 SSB Broad Investment Grade      11.59%       6.45%        8.00%       8.26%
 Index/3/
 ------------------------------------------------------------------------------
 Class A 30-day yield:  11.14%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)
 ------------------------------------------------------------------------------


 1 The Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high yield debt market (revisions to the index are effected weekly). This index does not reflect sales charges, commissions or expenses.
 2 The Lipper High Yield Bond Fund Index represents an equally weighted performance index adjusted for capital gain distributions and income dividends of the largest qualifying funds in this objective. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The Salomon Smith Barney Broad Investment Grade Bond Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage, and investment-grade fixed-rate corporates (BBB-/ Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       3.75%/1/  none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested            none      none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                        none/2/    5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                           none      none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 3 Deferred sales charge is reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                           CLASS A  CLASS B  CLASS C/1/   CLASS F/1/
 ----------------------------------------------------------------------------------------------------
 Management Fees                                            0.47%    0.47%     0.47%        0.47%
 ----------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/2/                0.25%    1.00%     1.00%        0.25%
 ----------------------------------------------------------------------------------------------------
 Other Expenses                                             0.11%    0.10%     0.23%        0.21%
 ----------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       0.83%    1.57%     1.70%        0.93%
 ----------------------------------------------------------------------------------------------------

 1 Annualized.
 2 Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $457               $630              $  818             $1,362
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $660               $896              $1,055             $1,668
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $160               $496              $  855             $1,668
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $273               $536              $  923             $2,009
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $173               $536              $  923             $2,009
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $ 95               $296              $  515             $1,143
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.
  The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba or BB or below or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

 The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, as with other debt securities, the values of bonds in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

 The values of and the income generated by equity securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social and economic instability; and currency and interest rate fluctuations. Investments in securities issued by entities based outside the U.S. may be affected by the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives in a period of rising market prices, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent above average long-term

AMERICAN HIGH-INCOME TRUST / PROSPECTUS
 opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
                           ONE YEAR      FIVE YEARS      TEN YEARS       LIFETIME
 Class A - began
 2/19/88
 (with no sales charge      -3.24%         6.18%          10.61%          9.30%
 imposed)
 -----------------------------------------------------------------------------------
 CS First Boston High       -5.21%         4.51%          11.20%          8.63%
 Yield Index/1/
 -----------------------------------------------------------------------------------
 Lipper High Yield          -9.71%         3.87%          10.52%          7.40%
 Index/2/
 -----------------------------------------------------------------------------------
 SSB Broad Investment       11.59%         6.45%           8.00%          8.26%
 Grade Index/3/
 -----------------------------------------------------------------------------------
 Class A distribution rate/4/:  10.44%
 (For current distribution rate information, please call American FundsLine at
 1-800-325-3590.)
 -----------------------------------------------------------------------------------



 1 The Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high yield debt market (revisions to the index are effected weekly). This index does not reflect sales charges, commissions or expenses.
 2 The Lipper High Yield Bond Fund Index represents an equally weighted performance index adjusted for capital gain distributions and income dividends of the largest qualifying funds in this objective. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The Salomon Smith Barney Broad Investment Grade Bond Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage, and investment-grade fixed-rate corporates (BBB-/ Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 HOLDINGS BY INVESTMENT TYPE AS OF SEPTEMBER 30, 2001
[pie charts]
U.S. Corporate Bonds 72.3%
Non-U.S. Corporate Bonds 13.8%
U.S. Treasuries 1.9%
Non-U.S. Government Bonds 1.8%
Stocks 1.4%
Cash & Cash Equivalents 8.8%


 HOLDINGS OF DEBT SECURITIES BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2001 See the Appendix for a description of quality ratings.
Aaa/AAA 1.9%
Aa/AA 0.2%
A/A 2.7%
Baa/BBB 17.7%
Ba/BB 14.8%
B/B 45.3%
Caa/CCC 6.9%
Ca/CC or lower 0.3%
[end pie charts]


                                                           PERCENT OF
 TEN LARGEST HOLDINGS BY ISSUER AS OF SEPTEMBER 30, 2001   NET ASSETS
 ----------------------------------------------------------------------
 Charter Communications Holdings                              3.57%
 ----------------------------------------------------------------------
 Nextel Communications                                        2.32
 ----------------------------------------------------------------------
 Dobson Communications                                        2.28
 ----------------------------------------------------------------------
 Crown Castle International                                   2.13
 ----------------------------------------------------------------------
 J.C. Penney                                                  2.06
 ----------------------------------------------------------------------
 VoiceStream Wireless                                         1.99
 ----------------------------------------------------------------------
 Edison International                                         1.83
 ----------------------------------------------------------------------
 Georgia-Pacific                                              1.76
 ----------------------------------------------------------------------
 Container Corp. of America                                   1.70
 ----------------------------------------------------------------------
 Rite Aid                                                     1.63





 Because the fund is actively managed, its holdings will change from time to time.

 For updated information on the fund's portfolio holdings, please access the American Funds website at www.americanfunds.com.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American High-Income Trust are:


 PORTFOLIO COUNSELOR/        PORTFOLIO COUNSELOR   PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)       EXPERIENCE       (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 --------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                4 years         Senior Vice President and Director, Capital
 Vice Chairman of the Board                        Research and Management Company
 and Trustee
                                                   Investment professional for 50 years in total;
                                                   34 years with Capital Research and Management
                                                   Company or affiliate
 --------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                 12 years         Senior Vice President and Director, Capital
 President, Principal                              Research and Management Company
 Executive Officer and
 Trustee                                           Investment professional for 20 years in total;
                                                   14 years with Capital Research and Management
                                                   Company or affiliate
 --------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                   8 years         Senior Vice President, Capital Research Company
 Senior Vice President
                                                   Investment professional for 13 years in total;
                                                   12 years with Capital Research and Management
                                                   Company or affiliate

 --------------------------------------------------------------------------------------------------

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.


                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                       Call toll-Free from anywhere in the U.S.
                                (8 a.m. to 8 p.m. ET):
                                    800/421-0180

                          Access the American Funds Website
                                www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080


 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . how long you expect to own the shares;

 . how much you intend to invest;

 . total expenses associated with owning shares of each class;

 . whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

 . Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

 . Class F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       up to 3.75% (reduced or eliminated for purchases
                             of $100,000 or more)
  Contingent deferred        none (except on certain redemptions on purchases
  sales charge               of $1 million or more made without an initial
                             sales charge)
  12b-1 fees                 up to 0.30% annually
  Dividends                  higher than other classes due to lower annual
                             expenses
  Purchase maximum           none
  Conversion                 none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        starts at 5.00% and declines until it reaches 0%
  sales charge               after six years
  12b-1 fees                 1.00% annually
  Dividends                  lower than Class A and F shares due to higher
                              distribution fees and other expenses, but higher
                             than Class C shares due to lower other expenses
  Purchase maximum           $100,000
  Conversion                 automatic conversion to Class A shares after eight
                             years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        1.00% if shares are sold within one year after
  sales charge               being purchased
  12b-1 fees                 1.00% annually
  Dividends                  lower than other classes due to higher
                             distribution fees and other expenses
  Purchase maximum           $500,000
  Conversion                 automatic conversion to Class F shares after ten
                             years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        none
  sales charge
  12b-1 fees                 currently 0.25% annually (may not exceed 0.50%
                             annually)
  Dividends                  higher than Class B and C shares due to lower
                                distribution fees, but typically lower than
                             Class A shares due to higher other expenses
  Purchase maximum           none
  Conversion                 none
 ------------------------------------------------------------------------------

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT THEY HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 VALUING SHARES

 The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of 4:00 p.m. New York time, the close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund's board has adopted procedures for making "fair value" determinations in certain circumstances; for example, if market quotations are not readily available or do not accurately reflect fair value.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of

AMERICAN HIGH-INCOME TRUST / PROSPECTUS
 certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

 See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, shareholders would still have the option of converting but may face certain tax consequences.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 . solely controlled business accounts;

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder
  (this generally excludes trusts).

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- over $75,000;

     -- made payable to someone other than the registered shareholder(s); or

     -- sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or the Internet (including American FundsLine and American FundsLine OnLine) are limited to $75,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                  CLASS A
                              -------------------------------------------------
                                          YEAR ENDED SEPTEMBER 30
                                2001       2000     1999      1998      1997
                              -------------------------------------------------
 NET ASSET VALUE,             $12.93     $13.52    $13.75   $15.69     $14.86
 BEGINNING OF YEAR
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income          1.20/1/    1.18/1/   1.28     1.30       1.26
 Net (losses) gains on
 securities (both              (1.61 )/1/  (.48)/1/  (.17)   (1.60)       .83
 realized and unrealized)
 ------------------------------------------------------------------------------
 Total from investment          (.41 )      .70      1.11     (.30)      2.09
 operations
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)            (1.25 )    (1.29)    (1.29)   (1.30)     (1.24)
 Distributions (from capital       -          -      (.05)    (.34)      (.02)
 gains)
 ------------------------------------------------------------------------------
 Total distributions           (1.25 )    (1.29)    (1.34)   (1.64)     (1.26)
 ------------------------------------------------------------------------------
 NET ASSET VALUE,             $11.27     $12.93    $13.52   $13.75     $15.69
 END OF YEAR
 ------------------------------------------------------------------------------
 TOTAL RETURN/2/               (3.39 )%    5.29%     8.11%   (2.40)%    14.66%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in  $2,936     $2,788    $2,777   $2,360     $2,108
 millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to            .82 %      .82%      .82%     .81%       .82%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income
 to average net assets          9.75 %     8.87%     9.21%    8.76%      8.35%




 1 Based on average shares outstanding.
 2 Total returns exclude all sales charges, including contingent deferred sales charges.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

                                    CLASS B                CLASS C        CLASS F
                         --------------------------------------------------------------
                             Year
                             ended       March 15 to     March 15 to    March 15 to
                         September 30,   September 30,  September 30,   September 30,
                              2001          2000/1/        2001/1/         2001/1/
                         --------------------------------------------------------------
 NET ASSET VALUE,          $12.93          $13.57         $12.48          $12.48
 BEGINNING OF PERIOD
 --------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment
 income/2/                   1.10             .52            .53             .57
 Net (losses) gains on
 securities (both
 realized and               (1.61)           (.53)         (1.15)          (1.15)
 unrealized)/2/
 --------------------------------------------------------------------------------------
 Total from investment       (.51)           (.01)          (.62)           (.58)
 operations
 --------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)         (1.15)           (.63)          (.59)           (.63)
 NET ASSET VALUE,          $11.27          $12.93         $11.27          $11.27
 END OF PERIOD
 --------------------------------------------------------------------------------------
 TOTAL RETURN/3/            (4.12)%          (.10)%        (5.11)%         (4.86)%
 --------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of        $  123          $   27         $   44          $   32
 period (in millions)
 --------------------------------------------------------------------------------------
 Ratio of expenses to        1.57%           1.52%/4/       1.73%/4/         .95%/4/
 average net assets
 --------------------------------------------------------------------------------------
 Ratio of net income
 to average net assets       8.75%           8.18%/4/       8.54%/4/        9.32%/4/




 1 Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
 2 Based on average shares outstanding.
 3 Total returns exclude all sales charges, including contingent deferred sales charges.
 4 Annualized.

                                          YEAR ENDED SEPTEMBER 30
                                    2001    2000    1999    1998     1997
                                   ----------------------------------------
 Portfolio turnover rate for all
 classes of shares                 43.89%  46.43%  29.79%  54.63%   53.55%

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 APPENDIX

 Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

 "Aaa - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such shares."

 "Aa - High quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

 "A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

 "Baa - Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

 "Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

 "B - Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

 "Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

 "Ca - Speculative in a high degree; often in default or having other marked shortcomings."

 "C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

 Moody's supplies numerical indicators, 1, 2 and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking toward the lower end of that generic category.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

 "AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong."

 "AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

 "A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

 "BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

 "BB, B, CCC, CC, C - Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

 "C1 - Reserved for income bonds on which interest is being paid."

 "D - In default and payment of interest and/or repayment of principal is in arrears."

 Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet website at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

 Investment Company File No. 811-5364
                                                       Printed on recycled paper
                                                               AHIT-010-1201/RRD

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ JULIE F. WILLIAMS
    JULIE F. WILLIAMS
    SECRETARY

[AMERICAN FUNDS(SM) logo]


                          American High-Income Trust(SM)

                                   Prospectus

         TABLE OF CONTENTS
------------------------------------------------------
   1      Risk/Return Summary
------------------------------------------------------
   4      Fees and Expenses of the Fund
------------------------------------------------------
   5      Investment Objectives, Strategies and Risks
------------------------------------------------------
   8      Management and Organization
------------------------------------------------------
   9      Shareholder Information
------------------------------------------------------
  10      Choosing a Share Class
------------------------------------------------------
  12      Purchase and Exchange of Shares
------------------------------------------------------
  13      Sales Charges
------------------------------------------------------
  15      Sales Charge Reductions and Waivers
------------------------------------------------------
  16      Plans of Distribution
------------------------------------------------------
  17      How to Sell Shares
------------------------------------------------------
  18      Distributions and Taxes
------------------------------------------------------
  19      Financial Highlights
------------------------------------------------------
  21     Appendix
------------------------------------------------------

                                DECEMBER 1, 2001


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities that also provide an opportunity to increase in value.
  Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

 The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of the fund's investments may fluctuate in response to economic, political or social events in the U.S. or abroad.

 The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. The values of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.



                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)
[bar chart]
1991  32.36%
1992  14.29
1993  17.22
1994  -5.11
1995  20.68
1996  13.75
1997  12.20
1998   1.64
1999   7.55
2000  -3.24
[end bar chart]





         Highest/lowest quarterly results during this time period were:

         HIGHEST             13.95%  (quarter ended March 31, 1991)
         LOWEST              -8.09%  (quarter ended September 30, 1998)


 The year-to-date result was 0.01% for the nine months ended September 30, 2001.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial or deferred sales charge imposed. Class A share results reflect the maximum initial sales charge of 3.75%. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                ONE YEAR   FIVE YEARS   TEN YEARS    LIFETIME
 Class A - began 2/19/88
 (with the maximum sales         -6.88%       5.38%       10.18%       8.98%
 charge imposed)
 ------------------------------------------------------------------------------
 CS First Boston High Yield      -5.21%       4.51%       11.20%       8.63%
 Index/1/
 ------------------------------------------------------------------------------
 Lipper High Yield Index/2/      -9.71%       3.87%       10.52%       7.40%
 ------------------------------------------------------------------------------
 SSB Broad Investment Grade      11.59%       6.45%        8.00%       8.26%
 Index/3/
 ------------------------------------------------------------------------------
 Class A 30-day yield:  11.14%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)
 ------------------------------------------------------------------------------


 1 The Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high yield debt market (revisions to the index are effected weekly). This index does not reflect sales charges, commissions or expenses.
 2 The Lipper High Yield Bond Fund Index represents an equally weighted performance index adjusted for capital gain distributions and income dividends of the largest qualifying funds in this objective. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The Salomon Smith Barney Broad Investment Grade Bond Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage, and investment-grade fixed-rate corporates (BBB-/ Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       3.75%/1/  none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested            none      none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                        none/2/    5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                           none      none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 3 Deferred sales charge is reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                           CLASS A  CLASS B  CLASS C/1/   CLASS F/1/
 ----------------------------------------------------------------------------------------------------
 Management Fees                                            0.47%    0.47%     0.47%        0.47%
 ----------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/2/                0.25%    1.00%     1.00%        0.25%
 ----------------------------------------------------------------------------------------------------
 Other Expenses                                             0.11%    0.10%     0.23%        0.21%
 ----------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       0.83%    1.57%     1.70%        0.93%
 ----------------------------------------------------------------------------------------------------

 1 Annualized.
 2 Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $457               $630              $  818             $1,362
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $660               $896              $1,055             $1,668
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $160               $496              $  855             $1,668
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $273               $536              $  923             $2,009
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $173               $536              $  923             $2,009
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $ 95               $296              $  515             $1,143
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.
  The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba or BB or below or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

 The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, as with other debt securities, the values of bonds in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

 The values of and the income generated by equity securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social and economic instability; and currency and interest rate fluctuations. Investments in securities issued by entities based outside the U.S. may be affected by the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives in a period of rising market prices, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent above average long-term

AMERICAN HIGH-INCOME TRUST / PROSPECTUS
 opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
                           ONE YEAR      FIVE YEARS      TEN YEARS       LIFETIME
 Class A - began
 2/19/88
 (with no sales charge      -3.24%         6.18%          10.61%          9.30%
 imposed)
 -----------------------------------------------------------------------------------
 CS First Boston High       -5.21%         4.51%          11.20%          8.63%
 Yield Index/1/
 -----------------------------------------------------------------------------------
 Lipper High Yield          -9.71%         3.87%          10.52%          7.40%
 Index/2/
 -----------------------------------------------------------------------------------
 SSB Broad Investment       11.59%         6.45%           8.00%          8.26%
 Grade Index/3/
 -----------------------------------------------------------------------------------
 Class A distribution rate/4/:  10.44%
 (For current distribution rate information, please call American FundsLine at
 1-800-325-3590.)
 -----------------------------------------------------------------------------------



 1 The Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high yield debt market (revisions to the index are effected weekly). This index does not reflect sales charges, commissions or expenses.
 2 The Lipper High Yield Bond Fund Index represents an equally weighted performance index adjusted for capital gain distributions and income dividends of the largest qualifying funds in this objective. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The Salomon Smith Barney Broad Investment Grade Bond Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage, and investment-grade fixed-rate corporates (BBB-/ Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 HOLDINGS BY INVESTMENT TYPE AS OF SEPTEMBER 30, 2001
[pie charts]
U.S. Corporate Bonds 72.3%
Non-U.S. Corporate Bonds 13.8%
U.S. Treasuries 1.9%
Non-U.S. Government Bonds 1.8%
Stocks 1.4%
Cash & Cash Equivalents 8.8%


 HOLDINGS OF DEBT SECURITIES BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2001 See the Appendix for a description of quality ratings.
Aaa/AAA 1.9%
Aa/AA 0.2%
A/A 2.7%
Baa/BBB 17.7%
Ba/BB 14.8%
B/B 45.3%
Caa/CCC 6.9%
Ca/CC or lower 0.3%
[end pie charts]


                                                           PERCENT OF
 TEN LARGEST HOLDINGS BY ISSUER AS OF SEPTEMBER 30, 2001   NET ASSETS
 ----------------------------------------------------------------------
 Charter Communications Holdings                              3.57%
 ----------------------------------------------------------------------
 Nextel Communications                                        2.32
 ----------------------------------------------------------------------
 Dobson Communications                                        2.28
 ----------------------------------------------------------------------
 Crown Castle International                                   2.13
 ----------------------------------------------------------------------
 J.C. Penney                                                  2.06
 ----------------------------------------------------------------------
 VoiceStream Wireless                                         1.99
 ----------------------------------------------------------------------
 Edison International                                         1.83
 ----------------------------------------------------------------------
 Georgia-Pacific                                              1.76
 ----------------------------------------------------------------------
 Container Corp. of America                                   1.70
 ----------------------------------------------------------------------
 Rite Aid                                                     1.63





 Because the fund is actively managed, its holdings will change from time to time.

 For updated information on the fund's portfolio holdings, please access the American Funds website at www.americanfunds.com.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American High-Income Trust are:


 PORTFOLIO COUNSELOR/        PORTFOLIO COUNSELOR   PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)       EXPERIENCE       (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 --------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                4 years         Senior Vice President and Director, Capital
 Vice Chairman of the Board                        Research and Management Company
 and Trustee
                                                   Investment professional for 50 years in total;
                                                   34 years with Capital Research and Management
                                                   Company or affiliate
 --------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                 12 years         Senior Vice President and Director, Capital
 President, Principal                              Research and Management Company
 Executive Officer and
 Trustee                                           Investment professional for 20 years in total;
                                                   14 years with Capital Research and Management
                                                   Company or affiliate
 --------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                   8 years         Senior Vice President, Capital Research Company
 Senior Vice President
                                                   Investment professional for 13 years in total;
                                                   12 years with Capital Research and Management
                                                   Company or affiliate

 --------------------------------------------------------------------------------------------------

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.


                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                       Call toll-Free from anywhere in the U.S.
                                (8 a.m. to 8 p.m. ET):
                                    800/421-0180

                          Access the American Funds Website
                                www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080


 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . how long you expect to own the shares;

 . how much you intend to invest;

 . total expenses associated with owning shares of each class;

 . whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

 . Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

 . Class F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       up to 3.75% (reduced or eliminated for purchases
                             of $100,000 or more)
  Contingent deferred        none (except on certain redemptions on purchases
  sales charge               of $1 million or more made without an initial
                             sales charge)
  12b-1 fees                 up to 0.30% annually
  Dividends                  higher than other classes due to lower annual
                             expenses
  Purchase maximum           none
  Conversion                 none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        starts at 5.00% and declines until it reaches 0%
  sales charge               after six years
  12b-1 fees                 1.00% annually
  Dividends                  lower than Class A and F shares due to higher
                              distribution fees and other expenses, but higher
                             than Class C shares due to lower other expenses
  Purchase maximum           $100,000
  Conversion                 automatic conversion to Class A shares after eight
                             years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        1.00% if shares are sold within one year after
  sales charge               being purchased
  12b-1 fees                 1.00% annually
  Dividends                  lower than other classes due to higher
                             distribution fees and other expenses
  Purchase maximum           $500,000
  Conversion                 automatic conversion to Class F shares after ten
                             years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        none
  sales charge
  12b-1 fees                 currently 0.25% annually (may not exceed 0.50%
                             annually)
  Dividends                  higher than Class B and C shares due to lower
                                distribution fees, but typically lower than
                             Class A shares due to higher other expenses
  Purchase maximum           none
  Conversion                 none
 ------------------------------------------------------------------------------

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT THEY HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 VALUING SHARES

 The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of 4:00 p.m. New York time, the close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund's board has adopted procedures for making "fair value" determinations in certain circumstances; for example, if market quotations are not readily available or do not accurately reflect fair value.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of

AMERICAN HIGH-INCOME TRUST / PROSPECTUS
 certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

 See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, shareholders would still have the option of converting but may face certain tax consequences.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 . solely controlled business accounts;

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder
  (this generally excludes trusts).

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- over $75,000;

     -- made payable to someone other than the registered shareholder(s); or

     -- sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or the Internet (including American FundsLine and American FundsLine OnLine) are limited to $75,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                  CLASS A
                              -------------------------------------------------
                                          YEAR ENDED SEPTEMBER 30
                                2001       2000     1999      1998      1997
                              -------------------------------------------------
 NET ASSET VALUE,             $12.93     $13.52    $13.75   $15.69     $14.86
 BEGINNING OF YEAR
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income          1.20/1/    1.18/1/   1.28     1.30       1.26
 Net (losses) gains on
 securities (both              (1.61 )/1/  (.48)/1/  (.17)   (1.60)       .83
 realized and unrealized)
 ------------------------------------------------------------------------------
 Total from investment          (.41 )      .70      1.11     (.30)      2.09
 operations
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)            (1.25 )    (1.29)    (1.29)   (1.30)     (1.24)
 Distributions (from capital       -          -      (.05)    (.34)      (.02)
 gains)
 ------------------------------------------------------------------------------
 Total distributions           (1.25 )    (1.29)    (1.34)   (1.64)     (1.26)
 ------------------------------------------------------------------------------
 NET ASSET VALUE,             $11.27     $12.93    $13.52   $13.75     $15.69
 END OF YEAR
 ------------------------------------------------------------------------------
 TOTAL RETURN/2/               (3.39 )%    5.29%     8.11%   (2.40)%    14.66%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in  $2,936     $2,788    $2,777   $2,360     $2,108
 millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to            .82 %      .82%      .82%     .81%       .82%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income
 to average net assets          9.75 %     8.87%     9.21%    8.76%      8.35%




 1 Based on average shares outstanding.
 2 Total returns exclude all sales charges, including contingent deferred sales charges.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

                                    CLASS B                CLASS C        CLASS F
                         --------------------------------------------------------------
                             Year
                             ended       March 15 to     March 15 to    March 15 to
                         September 30,   September 30,  September 30,   September 30,
                              2001          2000/1/        2001/1/         2001/1/
                         --------------------------------------------------------------
 NET ASSET VALUE,          $12.93          $13.57         $12.48          $12.48
 BEGINNING OF PERIOD
 --------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment
 income/2/                   1.10             .52            .53             .57
 Net (losses) gains on
 securities (both
 realized and               (1.61)           (.53)         (1.15)          (1.15)
 unrealized)/2/
 --------------------------------------------------------------------------------------
 Total from investment       (.51)           (.01)          (.62)           (.58)
 operations
 --------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)         (1.15)           (.63)          (.59)           (.63)
 NET ASSET VALUE,          $11.27          $12.93         $11.27          $11.27
 END OF PERIOD
 --------------------------------------------------------------------------------------
 TOTAL RETURN/3/            (4.12)%          (.10)%        (5.11)%         (4.86)%
 --------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of        $  123          $   27         $   44          $   32
 period (in millions)
 --------------------------------------------------------------------------------------
 Ratio of expenses to        1.57%           1.52%/4/       1.73%/4/         .95%/4/
 average net assets
 --------------------------------------------------------------------------------------
 Ratio of net income
 to average net assets       8.75%           8.18%/4/       8.54%/4/        9.32%/4/




 1 Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
 2 Based on average shares outstanding.
 3 Total returns exclude all sales charges, including contingent deferred sales charges.
 4 Annualized.

                                          YEAR ENDED SEPTEMBER 30
                                    2001    2000    1999    1998     1997
                                   ----------------------------------------
 Portfolio turnover rate for all
 classes of shares                 43.89%  46.43%  29.79%  54.63%   53.55%

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 APPENDIX

 Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

 "Aaa - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such shares."

 "Aa - High quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

 "A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

 "Baa - Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

 "Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

 "B - Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

 "Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

 "Ca - Speculative in a high degree; often in default or having other marked shortcomings."

 "C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

 Moody's supplies numerical indicators, 1, 2 and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking toward the lower end of that generic category.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

 "AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong."

 "AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

 "A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

 "BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

 "BB, B, CCC, CC, C - Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

 "C1 - Reserved for income bonds on which interest is being paid."

 "D - In default and payment of interest and/or repayment of principal is in arrears."

 Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet website at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

 Investment Company File No. 811-5364
                                                       Printed on recycled paper
                                                               AHIT-010-1201/RRD

                           AMERICAN HIGH-INCOME TRUST

                                     Part B
                      Statement of Additional Information

                                December 1, 2001


This document is not a prospectus but should be read in conjunction with the current prospectus of American High-Income Trust (the "fund" or "AHIT") dated December 1, 2001. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                           American High-Income Trust
                              Attention: Secretary
                              333 South Hope Street
                          Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        9
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .       11
Fund Trustees and Other Officers. . . . . . . . . . . . . . . . . .       12
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       16
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       20
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       25
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       30
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       33
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       35
Shareholder Account Services and Privileges . . . . . . . . . . . .       37
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       39
General Information . . . . . . . . . . . . . . . . . . . . . . . .       40
Class A Share Investment Results and Related Statistics . . . . . .       41
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       44
Financial Statements




                      American High-Income Trust - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


DEBT SECURITIES

 .    The fund will invest at least 65% of its assets in lower quality, lower rated debt securities, rated Ba or below by Moody's Investor Service, Inc. or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality, and other similar securities including preferred stock.

EQUITY SECURITIES AND SECURITIES WITH DEBT AND EQUITY CHARACTERISTICS

 .    The fund may invest up to 25% of its assets in equity securities (including common stock) and securities with a combination of debt and equity characteristics (including convertible preferred stocks and convertible debentures).

 .    The fund may invest up to 5% of its assets in warrants and rights (but no more than 2% of the fund's assets may be invested in warrants or rights that are not listed on either the New York Stock Exchange or American Stock Exchange).

NON-U.S. SECURITIES

 .    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the U.S.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but considered to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


                      American High-Income Trust - Page 2

Certain risk factors relating to lower rated bonds are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


MATURITY - There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred


                      American High-Income Trust - Page 3
stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


                      American High-Income Trust - Page 4

RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


REINSURANCE RELATED NOTES AND BONDS - The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


                      American High-Income Trust - Page 5

"Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


U.S. GOVERNMENT SECURITIES - U.S. government securities include: direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. government securities also include those issued by certain U.S. government instrumentalities and certain federal agencies. These are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or


                      American High-Income Trust - Page 6
another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


LOAN PARTICIPATIONS AND ASSIGNMENTS - The fund may invest, subject to an overall 15% limit on loans, in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.


When the fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or


                      American High-Income Trust - Page 7
pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction is the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat "roll" transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into "roll" transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" in Section 2(a)(23) of the Investment Company Act of 1940. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


The fund may also engage in the following investment practices, although it has no current intention to do so over the next twelve months:


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.


OPTIONS ON U.S. TREASURY SECURITIES - The fund may purchase put and call options on U.S. Treasury securities ("Treasury securities"). A put (call) option gives the fund as purchaser of the option the right (but not the obligation) to sell
(buy) a specified amount of Treasury securities at the exercise price until the expiration of the option. The value of a put (call) option on Treasury securities generally increases (decreases) with an increase (decrease) in prevailing interest rates. Accordingly, the fund would purchase puts (calls) in anticipation of, or to protect against, an increase in interest rates. These options are listed on an exchange or traded over-the-counter


                      American High-Income Trust - Page 8

("OTC options"). Exchange-traded options have standardized exercise prices and expiration dates; OTC options are two-party contracts with negotiated exercise prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved, although the price usually includes a profit to the dealer.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:


1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if immediately after and as a result of such investment, more than 5% of the fund's total assets would be invested in securities of the issuer;

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;


                      American High-Income Trust - Page 9

3.   Invest in companies for the purpose of exercising control or management;

4. Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency contracts);

5. Acquire illiquid securities, if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate, 15% of the fund's net assets;

6. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

7. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9. Purchase securities on margin, provided that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

10. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets. The fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the fund from entering into reverse repurchase agreements or "roll" transactions, provided that these transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets. In the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

11. Write, purchase or sell put options, call options or combinations thereof, except that this shall not prevent the purchase of put or call options on currencies or U. S. Government securities.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund does not currently intend to lend portfolio securities or other assets to third parties, except by acquiring loans, loan participations, or forms of direct debt instruments. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

2. The fund may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.

3. The fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer.


                      American High-Income Trust - Page 10

                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on October 1, 1987.


All fund operations are supervised by the fund's Board of Trustees, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has four classes of shares - Class A, B, C and F. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Class A, B, C and F shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                      American High-Income Trust - Page 11

                           FUND TRUSTEES AND OFFICERS

                       Trustees and Trustee Compensation


                                                                                         AGGREGATE
                                                                                        COMPENSATION
                                                                                   (INCLUDING VOLUNTARILY
                                                                                          DEFERRED
                                                                                      COMPENSATION/1/)
                                                                                       FROM THE FUND
                                POSITION                                             DURING FISCAL YEAR
                                  WITH         PRINCIPAL OCCUPATION(S) DURING              ENDED
   NAME, ADDRESS AND AGE       REGISTRANT               PAST 5 YEARS                 SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------------------------
 +* David C. Barclay           President     Senior Vice President and Director,           none/3/
 Age: 45                       and           Capital Research and Management
                               Trustee       Company
-----------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.         Trustee       Corporate Director and author;               $4,676/4/
 6077 San Elijo, Box 2494                    former United States Ambassador to
 Rancho Santa Fe, CA 92067                   Spain; former Vice Chairman, Knight
 Age: 67                                     Ridder, Inc.; former Chairman and
                                             Publisher, The Miami Herald
                                                        ----------------
-----------------------------------------------------------------------------------------------------------
 H. Frederick Christie         Trustee       Private Investor.  Former President          $4,676/4/
 P.O. Box 144                                and Chief Executive Officer, The
 Palos Verdes Estates, CA                    Mission Group (non-utility holding
 90274                                       company, subsidiary of Southern
 Age: 68                                     California Edison Company)
-----------------------------------------------------------------------------------------------------------
 Diane C. Creel                Trustee       CEO and President, The Earth                 $4,133/4/
 100 W. Broadway                             Technology Corporation
 Suite 240                                   (international consulting
 Long Beach, CA 90802                        engineering)
 Age: 53
-----------------------------------------------------------------------------------------------------------
 Martin Fenton                 Trustee       Managing Director, Senior Resource           $4,343/4/
 4660 La Jolla Village                       Group LLC (development and
 Drive                                       management of senior living
 Suite 725                                   communities)
 San Diego, CA 92122
 Age: 66
-----------------------------------------------------------------------------------------------------------
 Leonard R. Fuller             Trustee       President, Fuller Consulting                 $ 4,676
 4337 Marina City Drive                      (financial management consulting
 Suite 841 ETN                               firm)
 Marina del Rey, CA 90292
 Age: 55
-----------------------------------------------------------------------------------------------------------
 +* Abner D. Goldstine         Trustee       Senior Vice President and Director,           none/3/
 Age: 71                                     Capital Research and Management
                                             Company
-----------------------------------------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.        Chairman      Executive Vice President and                  none/3/
 Age: 52                       of            Director, Capital Research and
                               the Board     Management Company
-----------------------------------------------------------------------------------------------------------
 Richard G. Newman             Trustee       Chairman and CEO, AECOM Technology           $ 4,343
 3250 Wilshire Boulevard                     Corporation (architectural
 Los Angeles, CA 90010-1599                  engineering)
 Age: 67
-----------------------------------------------------------------------------------------------------------
 Frank M. Sanchez              Trustee       President, The Sanchez Family                $ 4,343
 5234 Via San Delarro, #1                    Corporation dba McDonald's
 Los Angeles, CA  90022                      Restaurants (McDonald's licensee)
 Age: 58
-----------------------------------------------------------------------------------------------------------
                                   TOTAL COMPENSATION
                                 (INCLUDING VOLUNTARILY
                                        DEFERRED
                                  COMPENSATION/1/) FROM       TOTAL NUMBER
                                   ALL FUNDS MANAGED BY         OF FUND
                                  CAPITAL RESEARCH AND           BOARDS
                                   MANAGEMENT COMPANY           ON WHICH
                              OR ITS AFFILIATES/2/ FOR THE      TRUSTEE
   NAME, ADDRESS AND AGE      YEAR ENDED SEPTEMBER 30, 2001    SERVES/2/
---------------------------------------------------------------------------
 +* David C. Barclay                      none/3/                   1
 Age: 45
---------------------------------------------------------------------------
 Richard G. Capen, Jr.                  $94,620/4/                 14
 6077 San Elijo, Box 2494
 Rancho Santa Fe, CA 92067
 Age: 67
---------------------------------------------------------------------------
 H. Frederick Christie                  $199,620/4/                19
 P.O. Box 144
 Palos Verdes Estates, CA
 90274
 Age: 68
---------------------------------------------------------------------------
 Diane C. Creel                         $51,600/4/                 12
 100 W. Broadway
 Suite 240
 Long Beach, CA 90802
 Age: 53
---------------------------------------------------------------------------
 Martin Fenton                          $183,120/4/                17
 4660 La Jolla Village
 Drive
 Suite 725
 San Diego, CA 92122
 Age: 66
---------------------------------------------------------------------------
 Leonard R. Fuller                      $  80,120                  13
 4337 Marina City Drive
 Suite 841 ETN
 Marina del Rey, CA 90292
 Age: 55
---------------------------------------------------------------------------
 +* Abner D. Goldstine                    none/3/                  12
 Age: 71
---------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.                   none/3/                  15
 Age: 52
---------------------------------------------------------------------------
 Richard G. Newman                      $ 116,120                  13
 3250 Wilshire Boulevard
 Los Angeles, CA 90010-1599
 Age: 67
---------------------------------------------------------------------------
 Frank M. Sanchez                       $  55,120                  12
 5234 Via San Delarro, #1
 Los Angeles, CA  90022
 Age: 58
---------------------------------------------------------------------------




                      American High-Income Trust - Page 12

 [This page is intentionally left blank for this filing.]

                      American High-Income Trust - Page 13

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.


* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025

** Address is 333 South Hope Street, Los Angeles, CA 90071

1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization.

3 David C. Barclay, Abner D. Goldstine, and Paul G. Haaga, Jr. are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

4 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2001 fiscal year for participating Trustees is as follows: Richard G. Capen, Jr. ($6,848), H. Frederick Christie ($10,164), Diane C. Creel ($9,887), and Martin Fenton ($13,949). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.


                      American High-Income Trust - Page 14

                                 OTHER OFFICERS


                                  POSITION(S)          PRINCIPAL OCCUPATION(S)
   NAME AND ADDRESS     AGE     WITH REGISTRANT                DURING
----------------------------------------------------        PAST 5 YEARS
                                                    -----------------------------
Susan M. Tolson         39   Senior Vice President  Senior Vice President,
11100 Santa Monica                                  Capital Research Company*
Blvd.
Los Angeles, CA 90025
---------------------------------------------------------------------------------
Michael J. Downer       46   Vice President         Senior Vice President - Fund
333 South Hope Street                               Business
Los Angeles, CA 90071                               Management Group, Capital
                                                    Research
                                                    and Management Company
---------------------------------------------------------------------------------
Jennifer L. Hinman      43   Vice President         Vice President, Capital
11100 Santa Monica                                  Research Company*
Blvd.
Los Angeles, CA 90025
---------------------------------------------------------------------------------
Julie F. Williams       53   Secretary              Vice President - Fund
333 South Hope Street                               Business
Los Angeles, CA 90071                               Management Group, Capital
                                                    Research
                                                    and Management Company
---------------------------------------------------------------------------------
Anthony W. Hynes, Jr.   39   Treasurer              Vice President - Fund
135 South State                                     Business
College Blvd.                                       Management Group, Capital
Brea, CA 92821                                      Research
                                                    and Management Company
---------------------------------------------------------------------------------
Kimberly S. Verdick     37   Assistant Secretary    Assistant Vice President -
333 South Hope Street                               Fund Business Management
Los Angeles, CA 90071                               Group, Capital Research and
                                                    Management Company
---------------------------------------------------------------------------------
Susi M. Silverman       31   Assistant Treasurer    Vice President - Fund
135 South State                                     Business
College Blvd.                                       Management Group, Capital
Brea, CA 92821                                      Research
                                                    and Management Company
---------------------------------------------------------------------------------


* Company affiliated with Capital Research and Management Company.

All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $3,000 to Trustees who are not affiliated with the Investment Adviser, plus $210 for each Board of Trustees meeting attended. In addition, various Trustees participate with directors and trustees of certain other funds in The American Funds Group in joint meetings of Contracts Committees, Audit Committees and Nominating Committees; total fees for attendance at these meetings, which are prorated among the participants in proportion to the number of funds represented, are $2,510 for each meeting of the Contracts Committee and $1,000 for each meeting of the Audit and Nominating Committees. No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of November 1, 2001 the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                      American High-Income Trust - Page 15

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until October 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative services; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


                      American High-Income Trust - Page 16

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The management fee is based on the following rates and month-end net asset levels:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000
------------------------------------------------------------------------------


The agreement also provides for fees based on monthly gross investment income at the following rates:


                            MONTHLY GROSS INVESTMENT

         INCOME              RATE IN EXCESS OF                UP TO
------------------------------------------------------------------------------
         3.00%                  $          0               $ 8,333,333
------------------------------------------------------------------------------
         2.50                      8,333,333                25,000,000
------------------------------------------------------------------------------
         2.00                     25,000,000
------------------------------------------------------------------------------


Assuming net assets of $3.1 billion and gross investment income levels of 5%, 6%, 7%, 8%, and 9%, management fees would be 0.33%, 0.36%, 0.38%, 0.41% and
0.43%, respectively.


The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2001, 2000, and 1999, the Investment Adviser received from the fund advisory fees of $13,981,000, $12,688,000, and $12,363,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser, relating to the fund's Class C and F shares, will continue in effect until October 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been


                      American High-Income Trust - Page 17
specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's Class C and F shares.
 Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's Class C and F shares.
 Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of the fund's Class C and F shares. Administrative service fees paid for Class C and F shares for the fiscal period ended 2001 were $31,000 and $21,000, respectively.


PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513.


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below).


Commissions retained by the Principal Underwriter on sales of Class A shares during the 2001 fiscal year amounted to $2,648,000 after an allowance of $10,203,000 to dealers. During the fiscal years ended 2000 and 1999, the Principal Underwriter retained $1,874,000 and $2,990,000, respectively, on sales of Class A shares after an allowance of $7,354,000 and $12,281,000 to dealers, respectively. Revenue retained and service fees received by the Principal Underwriter on sales of Class B shares during the 2001 fiscal year amounted to $765,000 after compensation of $4,307,000 to dealers. During the fiscal period ended 2000, the Principal Underwriter retained $233,000 on sales of Class B shares after compensation of $1,067,000 to dealers.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits


                      American High-Income Trust - Page 18
of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the fund are committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend (i) for Class A shares, up to 0.30% of its average daily net assets attributable to Class A shares, (ii) for Class B shares, 1.00% of its average daily net assets attributable to Class B shares, (iii) for Class C shares, 1.00% of its average daily net assets attributable to Class C shares, and (iv) for Class F shares, up to 0.50% of its average daily net assets attributable to Class F shares, to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made.


For Class A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit.
 After five quarters these commissions are not recoverable.


For Class B shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F Plan for distribution-related expenses.


During the 2001 fiscal year, the fund paid or accrued $7,186,000 for compensation to dealers or the Principal Underwriter under the Plan for Class A shares, $713,000 for Class B shares, $115,000 for Class C shares, and $22,000 for Class F shares. As of September 30, 2001, accrued and unpaid distribution expenses under the Plans for Class A shares, Class B shares, Class C shares, and Class F shares were $569,000, $101,000, $35,000, and $6,000, respectively.


                      American High-Income Trust - Page 19

OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


                      American High-Income Trust - Page 20

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these


                      American High-Income Trust - Page 21
     securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight-line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to


                      American High-Income Trust - Page 22
     shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with


                      American High-Income Trust - Page 23
required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                      American High-Income Trust - Page 24

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------


The funds and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares may only be purchased through fee-based programs of investment firms and registered investment advisers who have special agreements with the fund's distributor. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase


                      American High-Income Trust - Page 25
pension and profit sharing plans. In addition, the state tax-exempt funds are only offered in certain states and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                  FUND      FUND      FUND       FUND
                                                 NUMBER    NUMBER    NUMBER     NUMBER
FUND                                            CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . .      02       202       302        402
American Balanced Fund/(R)/ . . . . . . . . .      11       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . .      03       203       303        403
Capital Income Builder/(R)/ . . . . . . . . .      12       212       312        412
Capital World Growth and Income Fund/SM/  . .      33       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . .      16       216       316        416
Fundamental Investors/SM/ . . . . . . . . . .      10       210       310        410
The Growth Fund of America/SM/  . . . . . . .      05       205       305        405
The Income Fund of America/(R)/ . . . . . . .      06       206       306        406
The Investment Company of America/(R)/  . . .      04       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . .      14       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . .      07       207       307        407
New World Fund/SM/  . . . . . . . . . . . . .      36       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . .      35       235       335        435
Washington Mutual Investors Fund/SM/  . . . .      01       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/      40       240       340        440
American High-Income Trust/SM/  . . . . . . .      21       221       321        421
The Bond Fund of America/SM/  . . . . . . . .      08       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . .      31       231       331        431
Intermediate Bond Fund of America/(R)/  . . .      23       223       323        423
Limited Term Tax-Exempt Bond Fund of
America/SM/ . . . . . . . . . . . . . . . . .      43       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . .      19       219       319        419
The Tax-Exempt Fund of California/(R)/* . . .      20       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . .      24       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . .      25       225       325        425
U.S. Government Securities Fund/SM/ . . . . .      22       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . .      09       209       309        409
The Tax-Exempt Money Fund of America/SM/  . .      39       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ .      49       N/A       N/A        N/A
___________
*Available only in certain states.



                      American High-Income Trust - Page 26

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)

                                                                                       DEALER
                                                               SALES CHARGE AS       COMMISSION
                                                              PERCENTAGE OF THE:    AS PERCENTAGE
                                                              ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                        NET AMOUNT  OFFERING     OFFERING
                                                             -INVESTED-   PRICE         PRICE
------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                            6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                            5.26       5.00          4.25
$50,000 but less than $100,000. .                              4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                             3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                              3.63       3.50          2.75
$250,000 but less than $500,000 .                              2.56       2.50          2.00
$500,000 but less than $750,000 .                              2.04       2.00          1.60
$750,000 but less than $1 million                              1.52       1.50          1.20
$1 million or more. . . . . . . .                              none       none    (see below)
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE


                      American High-Income Trust - Page 27

IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC. 403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(7) an individual or entity with a substantial business relationship with The Capital Group Companies as determined by a Vice President or Senior Vice President of the Capital Research and Management Company Fund Administration and Compliance Unit; and

(8) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.


                      American High-Income Trust - Page 28

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



 CONTINGENT DEFERRED SALES CHARGE ON
       SHARES SOLD WITHIN YEAR               AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                  1                                     5.00%
                  2                                     4.00%
                  3                                     4.00%
                  4                                     3.00%
                  5                                     2.00%
                  6                                     1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F SALES CHARGE - Class F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more.
 Commissions on investments in Class A shares are paid at the following rates:
1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


                      American High-Income Trust - Page 29

For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.


                      American High-Income Trust - Page 30

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below), or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust; or


                      American High-Income Trust - Page 31

     . endowments or foundations established and controlled by you or your immediate family.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


                      American High-Income Trust - Page 32

(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC.

CDSC WAIVERS FOR CLASS B AND C SHARES - Any CDSC on Class B and C shares may be waived in the following cases:


(1) Redemptions through systematic withdrawal plans ("SWPs") (see "Automatic Withdrawals" below) not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% SWP limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2. Such distributions may not exceed 12% of the value of the account annually.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

Dividend and capital gain distributions, redemptions of appreciated shares, redemptions through SWPs, and required minimum distributions in excess of 12% of an account value will not qualify for a CDSC waiver.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information. An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in Class A shares at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate


                      American High-Income Trust - Page 33
and are responsible for such investments will be compensated pursuant to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


                      American High-Income Trust - Page 34

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Boards. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares may only be sold through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
          or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.


                      American High-Income Trust - Page 35

     - You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     - Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     -   Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B, C or F shares of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the


                      American High-Income Trust - Page 36
money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the previous business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.


                      American High-Income Trust - Page 37

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


Exchanges of Class F shares generally may only be done through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number


                      American High-Income Trust - Page 38

(see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Declaration of Trust permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


                      American High-Income Trust - Page 39

Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal years ended September 30, 2001, 2000 and 1999, amounted to $9,841,000, $5,763,000 and $9,489,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $2,173,000 for Class A shares and $60,000 for Class B shares for the 2001 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Trustees.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


                      American High-Income Trust - Page 40

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2001

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $11.27
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $11.71


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 9.92% based on a 30-day (or one month) period ended September 30, 2001, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended September 30, 2001 were -6.99%, 3.44% and 7.69%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended September 30, 2001 were -3.39%, 4.24% and 8.10%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C and F shares.


                      American High-Income Trust - Page 41

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


The fund may also compare its investment results with the following:

(1) The Credit Suisse First Boston High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market (revisions to the index are effected weekly). The Index has several modules representing different sectors of the high yield market including a cash paying module, a zerofix module, a pay-in-kind module, and a defaulted module. The Index is divided into other categories including industry, rating, seniority, liquidity, market value, security price range, yield range and other sector divisions. There are a total of 250 sectors which are followed by the Index.

(2) Salomon Smith Barney High-Yield Index, which is a market value weighted index of bonds having a minimum issue size of $100 million, a minimum maturity of 10 years and that carry a minimum/maximum quality rating of C/BB+.

(3) Salomon Smith Barney Broad Investment-Grade Bond Index, which is a market capitalization weighted index and includes Treasury, Government-sponsored mortgage and investment-grade fixed-rate corporates (BBB/Baa3) with a maturity of one year or longer and a minimum of $50 million outstanding at entry, and remain in the Index until their amount falls below $25 million.


                      American High-Income Trust - Page 42

(4) Lipper's "High Current Yield" funds average, which is the arithmetic average of Total Return of a number of mutual funds with investment objectives and policies similar to those of the Fund, as published by Lipper Analytical Services. The number of funds contained in the data base varies as funds are added or deleted over time.

(5) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.


                      American High-Income Trust - Page 43

                                    APPENDIX
                    Description of Commercial Paper Ratings

MOODY'S employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate
-------
commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P ratings of commercial paper are graded into four categories ranging from "A"
---
for the highest quality obligations to "D" for the lowest.


A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 - Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."


                      American High-Income Trust - Page 44


American High-Income Trust
Investment Portfolio, September 30, 2001


[pie chart]
U.S. corporate bonds 72%
Non-U.S. corporate bonds 14%
Non-U.S. government bonds 2%
Stocks 1%
U.S. Treasuries 2%
Cash & equivalents 9%
[end pie chart]

TEN LARGEST HOLDINGS
(as a percentage of net assets)

Charter Communications 3.57%
Nextel Communications 2.32%
Dobson Communications 2.28%
Crown Castle 2.13%
J.C. Penney 2.06%
VoiceStream Wireless 1.99%
Edison International 1.83%
Georgia-Pacific 1.76%
Container Corp. of America 1.70%
Rite Aid 1.63%


                                                                                     Principal        Market  Percent
                                                                                  amount (000)         Value   of Net
BONDS, NOTES & EQUITY SECURITIES                                                      or shares        (000)   Assets
Media  -  20.55%
Charter Communications Holdings, LLC:
 10.00% 2009                                                                             $4,500       $4,230
 0%/11.75% 2010 (1)                                                                 3,250               2,064
 0%/9.92% 2011(1)                                                                  41,250              26,812
11.125% 2011                                                                       18,900              19,231     3.57
 0%/11.75% 2011(1)(2)                                                              60,925              32,290
 0%/13.50% 2011(1)                                                                 33,500              19,597
Avalon Cable Holdings LLC 0%/11.875% 2008(1)                                       10,875               7,776
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 8.875% 2007                                                                       17,000              17,425
 0%/9.75% 2007(1)                                                                  34,000              31,960     1.58
Adelphia Communications Corp.:
9.25% 2002                                                                          6,000               5,850
0% 2003                                                                             4,565               3,835
10.50% 2004                                                                         8,500               8,287     1.56
Series B, 13.00% preferred 2009(3)                                                20,000 shares         1,800
10.25% 2011                                                                             $33,450        29,269
NTL Inc.:(1)
 0%/9.75% 2008                                                                     10,000               3,400
 0%/10.75% 2008                                                                    Pounds10,000         3,971
NTL Communications Corp.:                                                                                         1.22
 12.375% 2008                                                                        Euro14,750         6,784
 9.875% 2009                                                                              8,750         3,506
 11.875% 2010                                                                           $11,525         5,762
Comcast UK Cable Partners Ltd. 11.20% 2007                                         21,605              14,799
Fox Family Worldwide, Inc.:
 9.25% 2007                                                                        11,590              12,054
 0%/10.25% 2007(1)                                                                 26,450              24,863     1.18
American Media Operations, Inc. 10.25% 2009                                        25,680              26,065      .83
Antenna TV S.A.:
 9.00% 2007                                                                        12,450              10,396
 9.75% 2008                                                                          Euro17,750        13,740      .77
Young Broadcasting Inc.:
 Series B, 9.00% 2006                                                                    $7,750         6,432
 Series B, 8.75% 2007                                                               2,000               1,600      .72
 10.00% 2011(2)                                                                    18,250              14,600
Telemundo Holdings, Inc.:(1)
 0%/11.50% 2008(2)                                                                  2,685               2,255
 Series A, 0%/11.50% 2008                                                          22,950              19,278      .69
Emmis Communications Corp., 0% 2011(1)                                             37,500              20,062      .64
Liberty Media Corp.:
 7.875% 2009                                                                        8,000               7,973
 8.50% 2029                                                                         6,000               5,515      .61
 8.25% 2030                                                                         6,450               5,767
Key3Media Group, Inc. 11.25% 2011                                                  28,000              19,180      .61
TransWestern Publishing Co. LLC:
 9.625% 2007(2)                                                                     3,000               2,940
 9.625% 2007                                                                       16,050              15,729      .60
Chancellor Media Corp. of Los Angeles:
 Series B, 8.75% 2007                                                               6,450               6,676
 8.00% 2008                                                                         8,500               8,755      .49
Sun Media Corp.:
 9.50% 2007                                                                        11,078              10,579
 9.50% 2007                                                                         3,947               3,769      .46
ACME Intermediate Holdings, LLC, Series B,                                         12,689               8,882
 0%/12.00% 2005(1)
ACME Television, LLC, Series A, 10.875% 2004                                        5,750               5,261      .45
Cumulus Media Inc. 13.75% preferred 2009 (3)(4)                                   15,420 shares        13,878      .44
Gray Communications Systems, Inc. 10.625% 2006                                          $13,870        13,593      .43
TeleWest PLC 9.625% 2006                                                            4,000               2,440
Telewest Communictions PLC:
 11.25% 2008                                                                        5,000               3,200      .43
 0%/11.375% 2010(1)                                                                24,000               7,920
Lenfest Communications, Inc.:
 8.375% 2005                                                                        5,000               5,549
  7.625% 2008                                                                       6,750               7,129      .40
British Sky Broadcasting Group PLC 8.20% 2009                                      10,500              10,590      .34
Big City Radio, Inc. 11.25% 2005                                                   20,795               9,566      .31
Univision Communications Inc. 7.85% 2011(2)                                         8,625               8,929      .29
Penton Media, Inc. 10.375% 2011(2)                                                 13,725               8,921      .28
Sinclair Capital preferred                                                        88,750 shares         7,544      .24
Cablevision Industries Corp. 9.875% 2013                                                 $6,000         6,150      .20
Radio One, Inc. 8.875% 2011(2)                                                      6,000               5,940      .19
Carmike Cinemas, Inc., Series B, 9.375% 2009(5)                                     8,450               5,915      .19
Cox Radio, Inc. 6.625% 2006                                                         5,000               5,149      .16
Globo Comunicacoes E Participacoes SA:(2)
 10.50% 2006                                                                        3,570               2,544
 10.625% 2008                                                                       2,485               1,597      .13
STC Broadcasting, Inc. 11.00% 2007                                                  4,000               3,920      .13
A. H. Belo Corp.:
 7.25% 2027                                                                         2,500               1,919
 7.75% 2027                                                                         2,000               1,630      .11
RBS Participacoes SA 11.00% 2007(2)                                                 4,500               3,206      .10
Multicanal Participacoes SA, Series B, 12.625% 2004                                 2,900               2,617      .08
V2 Music Holdings PLC 6.50% convertible                                             7,873               2,126
 debentures 2012(6)
United Pan-Europe Communications NV:
0%/13.375% 2009(1)                                                                  7,000                 490      .12
 11.50% 2010                                                                        1,225                 178
 0%/13.75% 2010(1)                                                                  9,500                 808
                                                                                                      644,467    20.55


Wireless Telecommunication Services  -  11.07%
Dobson Communications Corp.:(3)(4)
 12.25% exchangeable preferred, redeemable 2008                                   23,829 shares        22,518
 12.25% exchangeable preferred, redeemable 2008                                    31,330              29,607
 13.00% senior exchangeable preferred 2009                                          9,071               8,527
Dobson/Sygnet Communications Co. 12.25% 2008                                             $6,500         6,760
American Cellular Corp. 9.50% 2009                                                  4,250               3,953     2.28
Nextel Communications, Inc.:
 0%/9.75% 2007(1)                                                                  10,000               5,350
 0%/10.65% 2007(1)                                                                 18,750              10,781
 0%/9.95% 2008(1)                                                                  24,675              12,337
 12.00% 2008                                                                        1,500               1,102
 9.375% 2009                                                                        3,000               1,830     1.96
 Series D, 13.00% exchangeable preferred 2009 (3) (4)                             38,253 shares        12,050
 5.25% convertible senior notes 2010                                                    $12,000         6,289
 Series E, 11.25% exchangeable preferred,                                         36,985 shares        11,650
 redeemable 2010 (3) (4)
Leap Wireless International, Inc.:                                                                                1.22
 12.50% 2010                                                                            $20,675        13,439
 0%/14.50% 2010(1)                                                                 40,055              11,215
Cricket Communications, Inc.:(7)
 8.50% 2007                                                                              12,720         8,395
 8.563% 2007                                                                        8,000               5,280
TeleCorp PCS, Inc.:
 0%/11.625% 2009(1)                                                                25,925              15,296
 10.625% 2010                                                                      17,250              15,266     1.14
Tritel PCS, Inc. 10.375% 2011                                                       6,000               5,160
Centennial Cellular Corp. 10.75% 2008                                              41,065              35,521     1.13
Nextel Partners, Inc.:
 0%/14.00% 2009(1)                                                                 42,082              18,937
 11.00% 2010                                                                       21,250              13,387     1.03
CFW Communications Co. 13.00% 2010                                                 36,800              28,704      .92
PTC International Finance BV 0%/10.75% 2007(1)                                     19,100              15,137      .48
Microcell Telecommunications Inc., Series B,                                       18,750               8,437      .27
 0%/14.00% 2006(1)
AirGate PCS, Inc. 0%/13.50% 2009(1)                                                 6,950               4,483      .14
PageMart Wireless, Inc.: (5) (6)
 15.00% 2005                                                                       19,250               1,540
 0%/11.25% 2008(1)                                                                 61,010               1,907      .11
Triton PCS, Inc. 9.375% 2011                                                        3,125               3,070      .10
Cellco Finance NV:
 12.75% 2005                                                                        3,250               1,958
 15.00% 2005                                                                        1,590                 990      .09
AT&T Wireless Services, Inc. 7.875% 2011(2)                                         2,250               2,401      .08
PanAmSat Corp.:
 6.125% 2005                                                                        1,025                 934
 6.375% 2008                                                                        1,250               1,078      .07
Teletrac Holdings, Inc. 9.00% 2004(2)(4)(6)                                         1,626               1,301      .04
Nuevo Grupo Iusacell, SA de CV 14.25% 2006                                            380                 377      .01
                                                                                                      346,967    11.07

Hotels, Restaurants & Leisure  -  8.83%
Boyd Gaming Corp.:
 9.25% 2003                                                                        25,000              24,500
 9.50% 2007                                                                         7,500               6,750     1.29
 9.25% 2009(2)                                                                     10,000               9,100
Premier Parks Inc.:
 9.25% 2006                                                                         5,375               5,079
 9.75% 2007                                                                        13,875              13,112
 0%/10.00% 2008(1)                                                                  9,250               7,215     1.22
Six Flags Inc. 9.50% 2009                                                          11,000              10,780
Six Flags Entertainment Corp. 8.875% 2006                                           2,250               2,205
Horseshoe Gaming Holding Corp., Series B,                                          23,500              23,030      .73
 8.625% 2009
William Hill Finance 10.625% 2008                                                 pounds 12,700        20,077      .64
Jupiters Ltd. 8.50% 2006                                                                $19,180        18,509      .59
International Game Technology:
 7.875% 2004                                                                       11,750              11,633
 8.375% 2009                                                                        4,250               4,250      .51
Argosy Gaming Co.:
 10.75% 2009                                                                        6,250               6,688
 9.00% 2011                                                                         8,350               8,350      .48
KSL Recreation Group, Inc. 10.25% 2007                                             15,455              14,373      .46
Station Casinos, Inc. 8.375% 2008                                                  14,250              13,466      .43
Mirage Resorts, Inc.:
 6.625% 2005                                                                        1,950               1,900
 6.75% 2007                                                                         4,250               3,911
 6.75% 2008                                                                         2,250               2,051      .41
MGM Mirage Inc. 8.50% 2010                                                          5,350               5,158
Harrah's Operating Co., Inc.:
 7.875% 2005                                                                        6,725               6,658
 7.125% 2007(2)                                                                     3,000               2,901      .40
 7.50% 2009                                                                         3,000               2,905
Ameristar Casinos, Inc. 10.75% 2009                                                11,250              11,475      .37
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                        12,954              11,011      .35
Florida Panthers Holdings, Inc. 9.875% 2009                                        11,000              11,000      .35
Hollywood Casino Corp. 11.25% 2007                                                  6,190               6,376      .20
Eldorado Resorts LLC 10.50% 2006                                                    7,000               6,230      .20
Mohegan Tribal Gaming Authority 8.375% 2011(2)                                      4,000               4,040      .13
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                         1,400               1,050
 6.75% 2008                                                                         1,300               1,001      .07
AMF Bowling Worldwide, Inc.:
 10.875% 2006(5)                                                                    4,250                  21
 12.25% 2006(5)                                                                    12,043                  60      .00
 0% convertible debentures 2018 (2) (6)                                            10,508                   1
                                                                                                      276,866     8.83

Materials  -  6.83%
Georgia-Pacific Corp.:
 7.50% 2006                                                                         1,250               1,267
 8.125% 2011                                                                       37,400              37,514
 8.875% 2031                                                                       12,000              11,597     1.76
Fort James Corp. 6.875% 2007                                                        5,000               4,837
Container Corp. of America:
 Series B, 10.75% 2002                                                              7,250               7,286
 9.75% 2003                                                                        33,750              33,919     1.70
Stone Container Corp. 9.75% 2011                                                   12,000              12,240
Printpack, Inc.:
 Series B, 9.875% 2004                                                              7,750               7,653
 10.625% 2006                                                                      19,305              19,305      .86
Potlatch Corp. 10.00% 2011(2)                                                      18,300              18,575      .59
Kappa Beheer BV:
 10.625% 2009                                                                      11,750              10,997      .56
 0%/12.50% 2009(1)                                                                   Euro 9,500         6,546
Tekni-Plex, Inc., Series B, 12.75% 2010                                                 $13,875        12,141      .39
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                       11,875               8,550      .27
Freeport-McMoRan Copper & Gold Inc.:
 7.50% 2006                                                                           100                  70
 7.20% 2026                                                                         7,825               6,593      .21
Packaging Corp. of America, Series B, 9.625% 2009                                   3,250               3,380      .11
Advance Agro Capital BV 13.00% 2007                                                 7,125               3,527      .11
Doe Run Resources Corp., Series B, 11.25% 2005                                      7,950               2,703      .09
Indah Kiat Finance Mauritius Ltd.:(5)
 11.875% 2002                                                                       7,900               1,955
 10.00% 2007                                                                        5,200                 793      .09
Oregon Steel Mills, Inc. 11.00% 2003                                                2,005               1,875      .06
Pindo Deli Finance Mauritius Ltd.:(5)
 10.25% 2002                                                                        5,000                 563
 10.75% 2007                                                                        2,925                 329      .03
APP International Finance Co. BV 11.75% 2005(5)                                       275                  65      .00
                                                                                                      214,280     6.83


Communications Equipment -  6.16%
Crown Castle International Corp.:
 0%/10.625% 2007(1)                                                                21,700              16,926
 12.75% senior exchangeable preferred 2010(3)(4)                                  27,455 shares        20,858
 0%/10.375% 2011(1)                                                                 $21,950            12,511
 10.75% 2011                                                                        9,750               8,970
 0%/11.25% 2011(1)                                                                 13,500               7,560     2.13
SpectraSite Holdings, Inc., Series B:
 0%/12.00% 2008(1)                                                                  8,500               3,655
 0%/11.25% 2009(1)                                                                 30,125               9,489
 10.75% 2010                                                                        5,750               3,795
 12.50% 2010                                                                       25,500              18,233
 0%/12.875% 2010(1)                                                                11,075               3,046     1.22
SBA Communications Corp.:
 0%/12.00% 2008(1)                                                                  7,350               5,072
 10.25% 2009                                                                       33,000              26,730     1.01
American Tower Corp.:
 9.375% 2009                                                                       19,500              16,575
 5.00% convertible debentures 2010                                                  5,000               3,727      .65
Nortel Networks Ltd. 6.125% 2006                                                   19,682              15,390      .49
Adaptec, Inc. 4.75% convertible subordinated                                       10,000               8,957      .29
 notes 2004
Motorola, Inc.:
 7.625% 2010                                                                        2,000               2,000
 7.50% 2025                                                                         2,000               1,760      .17
 6.50% 2028                                                                         1,200                 926
 5.22% 2097                                                                         1,200                 732
Loral Orion Network Systems, Inc. 11.25% 2007                                      11,725               4,104      .13
Lucent Technologies Inc. 7.25% 2006                                                 2,500               2,050      .07
                                                                                                      193,066     6.16

Retail  -  5.85%
J.C. Penney Co., Inc.:
 7.375% 2004                                                                        2,000               1,910
 7.05% 2005                                                                         6,850               6,302
 7.60% 2007                                                                         7,120               6,604
 7.375% 2008                                                                        7,030               6,362
 6.875% 2015                                                                        9,900               7,920     2.06
 7.65% 2016                                                                         3,380               2,704
 7.95% 2017                                                                         1,000                 815
 9.75% 2021(8)                                                                      8,013               7,212
 8.25% 2022(8)                                                                      5,625               4,725
 8.125% 2027                                                                        2,675               2,086
 7.40% 2037                                                                        12,125              11,034
 7.625% 2097                                                                        9,875               6,878
Rite Aid Corp.:
 7.125% 2007                                                                        9,750               8,044
 11.25% 2008(2)                                                                     6,625               6,724
 6.875% 2013                                                                       14,725              10,676     1.63
 7.70% 2027                                                                        24,225              17,684
 6.875% 2028(2)                                                                    12,000               8,040
Dillard's, Inc.:
 6.125% 2003                                                                        5,300               5,031
 6.43% 2004                                                                         1,825               1,692
 6.69% 2007                                                                         1,000                 845
 6.30% 2008                                                                         2,450               2,007      .49
 6.625% 2008                                                                        1,500               1,231
 6.625% 2018                                                                        5,165               3,663
 7.00% 2028                                                                         1,470               1,013
Kmart Corp., pass-through certificates,                                            10,500               7,756      .48
 Series 1995 K-2, 9.78% 2020(8)
DR Securitized Lease Trust, Series 1994                                             9,855               7,307
 K-2, 9.35% 2019(8)
Amazon.com, Inc. 6.875% PEACS convertible                                           Euro 36,200        13,022      .42
 subordinated notes 2010
Office Depot, Inc. 10.00% 2008(2)                                                        $8,000         8,120      .26
Saks Inc. 7.375% 2019                                                               9,825               5,649      .18
Federated Department Stores, Inc. 6.625% 2011                                       5,500               5,258      .17
Sunglass Hut International Ltd. 5.25%                                               5,500               5,019      .16
 convertible debentures 2003
                                                                                                      183,333     5.85



Diversified Telecommunication Services  -  4.44%
Voicestream Wireless Corp.:
 10.375% 2009                                                                      10,948              12,520
 0%/11.875% 2009(1)                                                                40,275              35,198     1.99
Omnipoint Corp. 11.50% 2009(2)(6)                                                  13,050              14,779
TELUS Corp.:
 7.50% 2007                                                                        14,200              14,888
 8.00% 2011                                                                         3,500               3,722      .59
COLT Telecom Group PLC:
 0%/12.00% 2006(1)                                                                 23,750              13,775
 8.875% 2007                                                                            DM8,000         1,863      .51
 7.625% 2008                                                                        1,000                 210
France Telecom:(2)(7)
 7.45% 2006                                                                              $7,000         7,445
 8.00% 2011                                                                         3,000               3,223      .34
CenturyTel, Inc., Series H, 8.375% 2010                                             7,750               8,425      .27
Allegiance Telecom, Inc.:
 0%/11.75% 2008(1)                                                                 10,000               3,500
 12.875% 2008                                                                       5,725               3,091      .21
Nortel Inversora SA, Class A, preferred                                          675,397 shares         5,792      .18
 (Argentina)(2)(6)
Williams Communications Group, Inc.:
 11.70% 2008                                                                        5,150               2,163
 10.875% 2009                                                                       4,500               1,890      .13
XO Communications, Inc. 14.00% preferred 2009(3)(4)                                    39 Shares
NEXTLINK Communications, Inc.:
 9.625% 2007                                                                             $2,250           450
 0%/12.125% 2009(1)                                                                11,975               1,138
 0%/12.25% 2009(1)                                                                 11,750               1,175      .09
Hyperion Telecommunications, Inc., Series B,                                        5,000               2,250      .07
 13.00% 2003
IXC Communications, Inc. 12.50% exchangeable                                       1,976 shares         1,857      .06
 preferred, redeemable 2009 (3)
GT Group Telecom Inc., units 0%/13.25% 2010(1)                                          $11,000         1,980      .06
KMC Telecom Holdings, Inc. 0%/12.50% 2008(1)                                       22,500               1,575      .05
VersaTel Telecom International NV 4.00%                                              Euro 6,825         1,243      .04
 convertible notes 2005 (Netherlands)
Global TeleSystems Group, Inc. 9.875% 2005(5)                                            $6,000           705      .02
IMPSAT Corp. 12.375% 2008                                                           2,000                 225      .01
Netia Holdings BV 0%/11.25% 2007(1)                                                 1,000                  75      .00
                                                                                                      145,157     4.62

Technology Hardware & Equipment  -  4.16%
Solectron Corp.LYON:
 0% convertible notes 2020                                                         23,300              11,769
 0% convertible notes 2020                                                         61,650              25,354     1.18
Micron Technology, Inc. 6.50% 2005(2)                                              34,000              27,540      .88
Fairchild Semiconductor Corp.:
 10.125% 2007(8)                                                                    4,525               4,276
 10.50% 2009                                                                        8,300               7,906      .39
Conexant Systems, Inc. 4.00% convertible                                           14,700               8,042      .26
 subordinated notes 2007
SCI Systems, Inc. 3.00% convertible                                                10,500               7,963      .25
 subordinated debentures 2007
Flextronics International Ltd.:
 8.75% 2007                                                                         4,875               4,631
 9.875% 2010                                                                        2,150               2,107      .22
Zilog, Inc. 9.50% 2005(5)                                                          33,150               5,967      .19
LSI Logic Corp. 4.00% convertible                                                   5,961               4,769      .15
 subordinated notes 2005
TranSwitch Corp. 4.50% convertible notes 2005                                       5,600               3,947      .13
Vitesse Semiconductor Corp. 4.00% convertible                                       4,200               3,407      .11
 subordinated debentures 2005
TriQuint Semiconductor, Inc. 4.00% convertible                                      4,240               3,284      .10
 subordinated notes 2007
Analog Devices, Inc. 4.75% convertible                                              3,200               2,946      .09
 subordinated notes 2005
Cypress Semiconductor Corp. 3.75% convertible                                       3,080               2,450      .08
 subordinated notes 2005
Celestica Inc. 0% convertible debenture 2020                                        5,850               2,112      .07
Hyundai Semiconductor America, Inc. 8.625% 2007(2)                                  3,565               1,618      .05
RF Micro Devices, Inc. 3.75% convertible                                              451                 347      .01
 subordinated notes 2005
                                                                                                      130,435     4.16

Financials  -  3.99%
IBJ Preferred Capital Co. LLC, Series A,                                       2,500,000 shares         2,233
 8.79% noncumulative preferred(undated)(2)(7)
Fuji JGB Investment LLC, Series A, 9.87%                                           23,250              20,920      .74
 noncumulative preferred (undated)(2)(7)
GS Escrow Corp.:
 7.00% 2003                                                                              $4,500         4,589
 7.125% 2005                                                                       17,000              17,327      .70
First Pacific Co. Ltd. convertible note 2.00% 2002                                 12,000              15,120      .48
Chevy Chase Preferred Capital Corp. 10.375%                                      214,000 shares        12,144      .39
Providian Financial Corp. 9.525% 2027(2)                                                $15,000        11,961      .38
Komercni Banka, AS 9.00%/10.75% 2008 (1) (2)                                       10,500              10,841      .35
Sakura Capital Funding 4.463% (undated)(2)(7)                                      10,000               9,975      .32
Superior Financial Corp. 8.65% 2003(2)                                              6,000               6,025      .19
BNP U.S. Funding LLC, Series A, 7.738%                                         4,750,000 shares         5,081      .16
 noncumulative preferred (undated)(2)(7)
BankUnited Capital Trust, BankUnited                                                     $4,500         4,106      .13
 Financial Corp., 10.25% 2026
Advanta Capital Trust I, Series B, 8.99% 2026                                       4,500               2,880      .09
Chevy Chase Bank, FSB 9.25% 2008                                                    2,000               1,960      .06
                                                                                                      125,162     3.99

Commercial Services & Supplies  -  3.40%
Allied Waste North America, Inc.:
 7.625% 2006                                                                          500                 489
 8.875% 2008(2)                                                                     6,250               6,359     1.42
 10.00% 2009                                                                       37,625              37,625
Waste Management, Inc.:
 4.00% convertible debentures 2002                                                 12,000              11,862
 7.70% 2002                                                                         5,700               5,899
 6.875% 2009                                                                        1,500               1,508
 7.375% 2010                                                                        3,000               3,175     1.10
USA Waste Services, Inc. 6.50% 2002                                                 2,000               2,051
WMX Technologies, Inc.:
 6.375% 2003                                                                        7,500               7,775
 7.10% 2026                                                                         2,150               2,234
KinderCare Learning Centers, Inc.,                                                 13,200              11,946      .38
 Series B, 9.50% 2009
Iron Mountain Inc.:
 8.125% 2008                                                                          875                 871
 8.75% 2009                                                                         5,370               5,424      .20
Stericycle, Inc., Series B, 12.375% 2009                                            5,250               5,617      .18
Protection One Alarm Monitoring, Inc.                                               5,166               3,720      .12
 13.625% 2005(7)
Safety-Kleen Services, Inc. 9.25% 2008(5)(6)                                        7,000                  70      .00
                                                                                                      106,625     3.40

Electric Utilities  -  2.92%
Edison International 6.875% 2004                                                    6,000               5,130
Mission Energy Holding Co. 13.50% 2008(2)                                          12,000              12,180
Edison Mission Energy:
 10.00% 2008(2)                                                                     7,000               7,033     1.83
 7.73% 2009                                                                        11,000              10,063
 9.875% 2011                                                                       17,875              18,087
Edison Mission Holdings Co. 8.734% 2026(8)                                          5,000               4,901
AES Drax Holdings Ltd., Series A, 10.41% 2020(8)                                   23,075              23,363      .74
TNP Enterprises, Inc., Series B, 10.25% 2010                                        7,250               7,685      .25
Israel Electric Corp. Ltd. 7.75% 2027(2)                                            2,550               2,195      .07
AES Corp. 9.50% 2009                                                                1,075                 967      .03
                                                                                                       91,604     2.92


Food & Beverages  -  1.24%
Canandaigua Wine Co., Inc.:
 8.75% 2003                                                                         8,150               8,150
 Series C, 8.75% 2003                                                               9,750               9,750      .57
Aurora Foods Inc.:
 Series B, 9.875% 2007                                                              8,522               7,244
 Series D, 9.875% 2007                                                              4,953               4,210      .37
Fage Dairy Industry SA 9.00% 2007                                                  10,000               9,200      .29
DGS International Finance Co. BV 10.00% 2007(2)(5)                                  4,050                 294      .01
                                                                                                       38,848     1.24

Oil & Gas  -  1.24%
Pogo Producing Co.:
 8.75% 2007                                                                        16,500              16,500
 10.375% 2009                                                                       6,500               6,760      .74
Premcor USA, Inc. 11.50% senior exchangeable                                      23,719 shares         9,488
 preferred 2009(3)(4)
Clark Refining & Marketing, Inc. 8.875% 2007                                             $1,050           766      .33
Newfield Exploration Co.:
 Series B, 7.45% 2007                                                               1,750               1,770
 7.625% 2011                                                                        3,500               3,496      .17
                                                                                                       38,780     1.24

Transportation  -  1.19%
International Shipholding Corp.:
 9.00% 2003                                                                               5,750         5,520
 Series B, 7.75% 2007                                                               8,375               7,119      .40
Teekay Shipping Corp. 8.875% 2011                                                  11,750              11,427      .37
American Airlines 8.608% 2011(2)                                                    5,000               5,135      .16
United Air Lines, Inc. 9.00% 2003                                                   3,000               2,610      .08
Gearbulk Holding Ltd. 11.25% 2004                                                   2,000               2,000      .06
USAir, Inc., Pass Through Trust, Series                                             3,150               1,795      .06
 1993-A3, 10.375% 2013 (8)
Delta Air Lines 9.750% 2021                                                         2,200               1,694      .06
                                                                                                       37,300     1.19

Capital Goods  -  1.19%
Cummins Capital Trust I 7.00% QUIPS                                              180,000 shares         8,471      .27
 convertible preferred 2031(2)
Swire Pacific Offshore Financing Ltd. 9.33%                                       352,000               8,352      .27
 cumulative guaranteed perpetual preferred
 capital securities(2)
Terex Corp., Class B, 10.375% 2011                                                       $6,750         6,514      .21
McDermott Inc. 9.375% 2002                                                          6,775               6,267      .20
AGCO Corp. 9.50% 2008(2)                                                            5,750               5,692      .18
EarthWatch Inc., Series B, 7.00% convertible                                     833,553 shares         1,875      .06
 preferred 2009 (3)(4)(6)
                                                                                                       37,171     1.19


Health Care Providers & Services  -  1.05%
Columbia/HCA Healthcare Corp. 6.91% 2005                                                $12,250        12,434      .40
Clarent Hospital Corp. 11.50% 2005(6)(9)                                           13,136              10,115      .32
Omnicare, Inc. 5.00% convertible debentures 2007                                   10,000               8,962      .29
Integrated Health Services, Inc.:(5)
 10.25% 2006(7)(6)                                                                 11,250                 113
 Series A, 9.50% 2007(6)                                                           37,500                 375      .03
 Series A, 9.25% 2008 (6)                                                          46,250                 463
Sun Healthcare Group, Inc.:(5)
 Series B, 9.50% 2007(6)                                                           24,875                 249
 9.375% 2008(2)(6)                                                                 19,110                 191      .01
Mariner Health Group, Inc. 9.50% 2006(5)(6)                                        13,625                 136      .00
                                                                                                       33,038     1.05


Consumer Durables  -  0.79%
Levi Strauss & Co.:
 6.80% 2003                                                                         5,025               3,819
 11.625% 2008                                                                       7,100               5,219      .29
Boyds Collection, Ltd., Series B, 9.00% 2008                                        8,803               8,627      .27
Salton/Maxim Housewares, Inc. 10.75% 2005                                           5,050               3,990      .13
Hasbro, Inc. 7.95% 2003                                                             3,250               3,088      .10
                                                                                                       24,743      .79

Other  -  1.23%
Dana Corp. 9.00% 2011(2)                                                           12,190              10,605      .34
Playtex Products, Inc. 9.375% 2011                                                  5,750               5,779      .19
Chase Commercial Mortgage Securities Corp.,                                         5,000               4,839      .15
 Series 1998-2, Class E, 6.39% 2030(8)
Mediterranean Re PLC 9.411% 2005(2)(7)(8)                                           5,000               4,785      .15
HMH Properties, Inc., Series A, 7.875% 2005                                         5,000               4,350      .14
Gramercy Place Insurance Ltd., Series 1998-A,                                       3,049               3,045      .10
 Class C-2, 8.95% 2002(2)(8)
GMAC Commercial Mortgage Securities, Inc.,                                          2,500               2,429      .08
 Series 1997-C2, Class E, 7.624% 2011(8)
Tenneco Automotive Inc. 11.625% 2009                                                4,000               1,300      .04
Elizabeth Arden, Inc., Series B, 11.75% 2011                                          750                 694      .02
Exodus Communications, Inc. 11.625% 2010(5)                                         5,000                 550      .02
Key Plastics Holdings, Inc., Series B, 10.25% 2007(5)                               9,650                  82       -
                                                                                                       38,458     1.23

U.S. Treasury Notes and Bonds  -  1.87%
 7.50% November 2001                                                               20,000              20,119
 7.50% February 2005                                                                6,000               6,755
 4.75% November 2008                                                               10,000              10,227     1.87
 7.875% February 2021                                                               4,000               5,173
 6.125% November 2027                                                              15,000              16,313
                                                                                                       58,587     1.87

Non-U.S. Government Obligations  -  1.83%
Panama (Republic of):
 9.625% 2011                                                                        1,500               1,496
 Interest Reduction Bond 4.75% 2014(7)(8)                                          12,470              10,506      .45
 10.75% 2020                                                                          415                 424
 8.875% 2027                                                                        2,000               1,765
United Mexican States Government:
 Series A, 0% 2003                                                                  1,963                  15
Eurobonds:
  Global, 8.625% 2008                                                               1,240               1,277
  Global, 11.375% 2016                                                              5,251               6,078      .44
  Global, 8.125% 2019                                                               1,695               1,527
  Global, 8.30% 2031                                                                5,440               4,801
Russian Federation:
 12.75% 2028                                                                        5,000               4,908
 5.00% 2030(7)(8)                                                                   5,000               2,288      .23
Brazil (Federal Republic of):
 Eligible Interest Bond 5.438% 2006(7)(8)                                           1,436               1,199
 Bearer 8.00% 2014(4)(8)                                                            3,955               2,675      .18
 8.875% 2024                                                                        1,895               1,066
 11.00% 2040                                                                          915                 600
Turkish Treasury Bill:
 0% 2001                                                                         TRL195,000,000           112
 0% 2002                                                                      509,000,000                 258
 0% 2002                                                                    1,571,000,000                 778      .14
 0% 2002                                                                      201,000,000                  81
 12.375% 2009                                                                            $3,675         3,335
Bulgaria (Republic of) Front Loaded Interest                                        3,660               2,904      .09
 Reduction Bond, 4.539% 2012(7)(8)
Argentina (Republic of):
 Series E, 0% 2003                                                                  1,500               1,099
 Eurobond 6.00% 2023(7)                                                             1,145                 664      .08
 12.00% 2031(8)                                                                     1,396                 740
Dominican Republic 9.50% 2006 (2)                                                   2,130               2,071      .07
South Africa (Republic of) 13.00% 2010                                                ZAR13,600         1,707      .05
Philippines (Republic of):
 9.875% 2019                                                                               $500           399
 10.625% 2025                                                                         945                 780      .04
Venezuela (Republic of) Eurobond 4.75% 2007(7)(8)                                   1,238                 986      .03
Peru (Republic of):(7)(8)
 Front-Loaded Interest Reduction Eurobond                                             400                 258
 4.00% 2017
 Past Due Interest Eurobond 4.50% 2017                                                875                 616      .03
                                                                                                       57,413     1.83





                                                                                     Number of
                                                                                         Shares
Common Stocks & Warrants  -  1.40%
Price Communications Corp. (3)                                                          960,382        16,278      .52
Nextel Communications, Inc., Class A(2)(3)                                            1,315,149        11,363      .36
Rural Cellular Corp., Class A(3)                                                        100,000         2,430      .08
Viacom Inc., Class B (merged with Infinity                                               63,225         2,181      .07
 Broadcasting Corp., Class A)(3)
Clear Channel Communications, Inc. (3)                                                   51,012         2,028      .07
ACME Communications, Inc. (3)                                                           213,145         1,492      .05
Radio One, Inc., Class A (3)                                                             22,000           255
Radio One, Inc. (3)                                                                      44,000           508      .02
Cumulus Media Inc., Class A (3)(4)                                                      100,000           695      .02
WorldCom, Inc. - WorldCom Group (3)                                                      31,500           474
WorldCom, Inc. - MCI Group                                                                1,260            19      .02
Leap Wireless International, Inc., warrants,                                             37,900           246      .01
 expire 2010(2)(3)
GT Group Telecom Inc., warrants, expire 2010                                             11,000            41       -
 (Canada)(2)(3)(6)
Allegiance Telecom, Inc., warrants,                                                       5,000            25       -
 expire 2008(2)(3) (6)
Viatel, Inc. (3)                                                                         58,503             3       -
NTELOS, Inc., warrants, expire 2010(3)(6)                                                36,800             2       -
Protection One Alarm Monitoring, Inc.,                                                   30,400             2       -
 warrants, expire 2005(2)(3)(6)
Comunicacion Celular SA, Class B, warrants,                                              15,000             2       -
 expire 2003 (Colombia)(2)(3)(6)
NTL Inc., warrants, expire 2008 (2)(3)(6)                                                 6,412             1       -
KMC Telecom Holdings Inc., warrants,                                                     22,500            -        -
 expire 2008 (2)(3)
McCaw International, Ltd., warrants,                                                      8,500            -        -
 expire 2007 (2)(3)(6)
Clarent Hospital Corp. (3)(6)                                                           616,906            -        -
Tultex Corp.:(3) (6)
 Warrants, expire 2007                                                                   81,220            -        -
 Warrants, expire 2007                                                                   40,610            -        -
V2 Music Holdings PLC, (United Kingdom):(3) (6)
 Warrants, expire 2008 (2)                                                               10,905            -        -
 Warrants, expire 2008 (2)                                                         Pounds 2,250            -        -
                                                                                                       38,045     1.22


Total Bonds, Notes & Equity Securities                                                              2,860,345    91.23
 (cost: $3,460,128,000)



                                                                                      Principal       Market  Percent
                                                                                         Amount        Value   of Net
Short-Term Securities                                                                     (000)        (000)   Assets

Corporate Short-Term Notes  -  4.92%
JP Morgan Chase & Co.:
 3.50% due 10/11/01                                                                     $16,900        16,882
 3.42% due 10/19/01                                                                 7,800               7,786      .79
CIT Group, Inc. 3.45% due 10/01/01                                                 23,780              23,773      .76
Monsanto Co. 3.45% due 10/19/01(2)                                                 21,500              21,461      .68
Triple-A One Funding Corp. 3.01% due 10/03/01(2)                                   20,000              19,995      .64
Electronic Data Systems Corp. 3.41%                                                19,007              18,960      .60
 due 10/26/01(2)
BellSouth Corp. 3.46% due 10/12/01(2)                                              11,000              10,987      .35
Corporate Asset Funding Co. Inc. 3.00%                                             11,000              10,978      .35
 due 10/24/01(2)
Wal-Mart Stores, Inc. 2.97% due 10/10/01(2)                                        10,000               9,990      .32
Estee Lauder Companies Inc. 3.60% due 10/11/01(2)                                   8,500               8,491      .27
Preferred Receivables Funding Corp. 2.59%                                           5,185               5,170      .16
 due 11/09/01(2)
                                                                                                      154,473     4.92

Federal Agency Short-Term Obligations  -  1.84%
Fannie Mae 3.45% due 10/04/01                                                      23,000              22,991      .73
Federal Home Loan Banks 3.40% due 10/26/01                                         18,500              18,454      .59
Federal Farm Credit Bank 3.41% due 10/26/01                                         8,500               8,479      .27
Freddie Mac 3.57% due 10/12/01                                                      7,700               7,691      .25
                                                                                                       57,615     1.84


TOTAL SHORT-TERM SECURITIES (cost: $212,088,000)                                                      212,088     6.76


TOTAL INVESTMENT SECURITIES (cost: $3,672,216,000)                                                  3,072,433    97.99
Excess of cash and receivables over payables                                                           63,055     2.01

NET ASSETS                                                                                         $3,135,488  100.00%

(1) Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction;
     resale may be limited to qualified institutional buyers; resale to public may require registration.
(3) Non-income-producing security.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Company not making interest (or dividend) payments; bankruptcy proceedings pending.
(6) Valued under procedures established by the Board of Trustees.
(7) Coupon rate may change periodically.
(8) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(9) The fund owns 10.10% of the outstanding voting securities of Clarent Hospital Corp.
    and thus is considered an affiliate as defined the Investment Company Act of 1940.



See Notes to Financial Statements

American High Income Trust
Financial statements

Statement of assets and liabilities
at September 30, 2001                                        (dollars in    thousands)
Assets:
 Investment securities at market
  (cost: $3,672,216)                                                        $3,072,433
 Cash                                                                            1,982
 Receivables for -
  Sales of investments                                           $10,725
  Sales of fund's shares                                          16,193
  Dividends and interest                                          66,854
  Other                                                              264        94,036
                                                                             3,168,451
Liabilities:
 Payables for -
  Purchases of investments                                        17,463
  Repurchases of fund's shares                                     2,383
  Forward currency contracts - net                                   823
  Dividends on fund's shares                                      10,108
  Management services                                              1,185
  Other expenses                                                   1,001        32,963
Net assets at September 30, 2001                                            $3,135,488


 Shares of beneficial interest issued and outstanding -
  unlimited shares authorized
 Class A shares:
  Net assets                                                                $2,935,837
  Shares outstanding                                                       260,486,923
  Net asset value per share                                                     $11.27
 Class B shares:
  Net assets                                                                  $122,766
  Shares outstanding                                                        10,891,928
  Net asset value per share                                                     $11.27
 Class C shares:
  Net assets                                                                   $44,341
  Shares outstanding                                                         3,933,926
  Net asset value per share                                                     $11.27
 Class F shares:
  Net assets                                                                   $32,544
  Shares outstanding                                                         2,887,340
  Net asset value per share                                                     $11.27




Statement of operations
for the year ended September 30, 2001                        (dollars in    thousands)
Investment income:
 Income:
  Interest                                                      $308,714
 Dividends                                                         6,395      $315,109

 Expenses:
  Management services fee                                         13,981
  Distribution expenses - Class A                                  7,186
  Distribution expenses - Class B                                    713
  Distribution expenses - Class C                                    115
  Distribution expenses - Class F                                     22
  Transfer agent fee - Class A                                     2,173
  Transfer agent fee - Class B                                        60
  Administrative services fees - Class C                              31
  Administrative services fees - Class F                              21
  Reports to shareholders                                            123
  Registration statement and prospectus                              272
  Postage, stationery and supplies                                   371
  Trustees' fees                                                      41
  Auditing and legal fees                                             66
  Custodian fee                                                       84
  Taxes other than federal income tax                                 49
  Other expenses                                                      18        25,326
Net investment income                                                          289,783

Realized loss and unrealized
 depreciation on investments:
 Net realized loss                                                            (167,826)
 Net unrealized depreciation on:
  Investments                                                   (242,410)
  Open forward currency contracts                                 (1,935)
   Net unrealized depreciation                                                (244,345)
  Net realized loss and
   unrealized depreciation
   on investments                                                             (412,171)
 Net decrease in net assets resulting
  from operations                                                            $(122,388)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Trust, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

 The fund offers four classes of shares as described below:

 Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. [In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contracts are recorded in the Statement of Assets and Liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities' values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the Statement of Assets and Liabilities.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $13,353,000 for the year ended September 30, 2001.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of September 30, 2001, the cost of investment securities, excluding forward currency contracts, for book and federal income tax reporting purposes was $3,672,216,000. Net unrealized depreciation on investments, excluding forward currency contracts, aggregated $599,783,000; $96,428,000 related to appreciated securities and $696,211,000 related to depreciated securities. For the year ended September 30, 2001, the fund realized tax basis net capital losses of $9,548,000. The fund had available at September 30, 2001, a net capital loss carryforward totaling $9,548,000 which may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. In addition, the fund has deferred, for tax purposes, to fiscal year ending September 30, 2001, the recognition of capital losses totaling $149,672,000 and net losses relating to non-U.S. currency transactions of $10,752,000 which were realized during the period November 1, 2000 through September 30, 2001. Net losses related to non-U.S. currency transactions of $13,353,000 are treated as an adjustment to ordinary income for federal income tax purposes.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $13,981,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.30% per annum of the first $60 million of daily net assets decreasing to 0.16% of such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a series of rates beginning with 3.00% per annum of the first $8,333,333 of the fund's monthly gross investment income decreasing to 2.00% of such income in excess of $25,000,000. For the year ended September 30, 2001, the management services fee was equivalent to an annualized rate of 0.466% of average net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc.("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limit for Class A shares is not exceeded. For the year ended September 30, 2001, aggregate distribution expenses were $7,186,000, or 0.249% of average daily net assets attributable to Class A shares.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended September 30, 2001, aggregate distribution expenses were $713,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended September 30, 2001, aggregate distribution expenses were $115,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended September 30, 2001, aggregate distribution expenses were $22,000, or 0.25% of average daily net assets attributable to Class F shares.

As of September 30, 2001, aggregate distribution expenses payable to AFD for all share classes were $711,000.

AFD received $2,648,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the year ended September 30, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $2,233,000 was incurred during the year ended September 30, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of September 30, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $171,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended September 30, 2001, total fees under the agreement were $52,000. As of September 30, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $12,000.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of September 30, 2001, the cumulative amount of these liabilities was $63,000. Trustees' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

Trustees' fees during the year ended September 30,2001, were $41,000, comprised of $31,000 in current fees (either paid in cash or deferred), and $10,000, representing the net increase in the value of deferred compensation.

AFFILIATED OFFICERS AND TRUSTEES - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities,of $1,776,133,000 and $1,218,074,000, respectively, during the year ended September 30, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended September 30, 2001, the custodian fee of $84,000 was paid by these credits rather than in cash.

For the year ended September 30, 2001, the fund reclassified $183,000 from undistributed net capital gain and $2,046,000 from undistributed net investment income to additional paid-in capital to reflect permanent differences between book and tax reporting.

As of September 30, 2001, net assets consisted of the following:

                                                                      (dollars in thousands)
Capital paid in on shares of beneficial interest                                  $3,911,695
Distributions in excess of net investment income                                     (16,237)
Accumulated net realized loss                                                       (159,531)
Net unrealized depreciation                                                         (600,439)
Net assets                                                                        $3,135,488

Capital share transactions in the fund were as follows:

                                                                         Year ended
                                                                 September 30, 2001
                                                                       Amount (000)           Shares
Class A Shares:
  Sold                                                             $        945,528       76,788,508
  Reinvestment of dividends and distributions                               205,256       16,849,197
  Repurchased                                                              (598,181)     (48,881,216)
   Net increase in Class A                                                  552,603       44,756,489
Class B Shares: (1)
  Sold                                                                      113,387        9,245,041
  Reinvestment of dividends and distributions                                 3,921          324,248
  Repurchased                                                                (8,864)        (733,390)
   Net increase in Class B                                                  108,444        8,835,899
Class C Shares: (2)
  Sold                                                                       49,894        4,126,762
  Reinvestment of dividends and distributions                                   629           53,081
  Repurchased                                                                (2,893)        (245,917)
   Net increase in Class C                                                   47,630        3,933,926
Class F Shares: (2)
  Sold                                                                       52,824        4,369,644
  Reinvestment of dividends and distributions                                   507           42,986
  Repurchased                                                               (18,396)      (1,525,290)
   Net increase in Class F                                                   34,935        2,887,340
Total net increase in fund                                         $        743,612       60,413,654

                                                                         Year ended
                                                                 September 30, 2000
                                                                       Amount (000)           Shares

Class A Shares:
  Sold                                                             $        709,127       52,802,532
  Reinvestment of dividends and distributions                               186,881       13,990,142
  Repurchased                                                              (758,788)     (56,441,175)
   Net increase in Class A                                                  137,220       10,351,499
Class B Shares: (1)
  Sold                                                                       27,276        2,071,283
  Reinvestment of dividends and distributions                                   375           28,676
  Repurchased                                                                  (577)         (43,930)
   Net increase in Class B                                                   27,074        2,056,029
Class C Shares: (2)
  Sold                                                                          -                -
  Reinvestment of dividends and distributions                                   -                -
  Repurchased                                                                   -                -
   Net increase in Class C                                                      -                -
Class F Shares: (2)
  Sold                                                                          -                -
  Reinvestment of dividends and distributions                                   -                -
  Repurchased                                                                   -                -
   Net increase in Class F                                                      -                -
Total net increase in fund                                         $        164,294       12,407,528



(1) Class B shares were not offered
 before March 15, 2000.
(2) Class C and Class F shares were not
 offered before March 15, 2001.

At September 30, 2001, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                         Contract          Amount     U.S. Valuations    at 09/30/2001
                                        ---------       ---------           ---------        ---------
             Non-U.S.
             Currency                                                                       Unrealized
            Contracts                    Non-U.S.            U.S.              Amount     Depreciation
--------------------------              ---------       ---------           ---------        ---------
Sales:
 Euros
  expiring 10/24/2001 to               26,539,000      23,988,000          24,126,000         (138,000)
  12/17/2001

 British Pounds
  expiring 10/11/2001 to               13,018,000      18,499,000          19,093,000         (594,000)
  12/19/2001

                                                        ---------           ---------        ---------
                                                       42,487,000          43,219,000        $(732,000)
                                                        ---------           ---------        =========

Per-share data and ratios

                                                                               Class A
                                                                            Year ended
                                                                         September 30,
                                                                                   2001             2000     1999
Net asset value, beginning of year                                              $12.93           $13.52   $13.75
 Income from investment operations :
  Net investment income                                                       1.20 (1)         1.18 (1)     1.28
  Net gains/(losses) on securities                                          (1.61) (1)        (.48) (1)     (.17)
 (both realized and unrealized)
   Total from investment operations                                               (.41)             .70     1.11
 Less distributions :
  Dividends (from net investment income)                                         (1.25)           (1.29)   (1.29)
  Distributions (from capital gains)                                               .00              .00     (.05)
   Total distributions                                                           (1.25)           (1.29)   (1.34)
Net asset value, end of year                                                    $11.27           $12.93   $13.52
Total return (2)                                                                (3.39)%            5.29%    8.11%
Ratios/supplemental data:
 Net assets, end of year (in millions)                                          $2,936           $2,788   $2,777
 Ratio of expenses to average net assets                                           .83%             .82%     .82%
 Ratio of net income to average net assets                                        9.75%            8.87%    9.21%


                                                                                   1998             1997
Net asset value, beginning of year                                              $15.69           $14.86
 Income from investment operations :
  Net investment income                                                           1.30             1.26
  Net gains/(losses) on securities                                               (1.60)             .83
 (both realized and unrealized)
   Total from investment operations                                               (.30)            2.09
 Less distributions :
  Dividends (from net investment income)                                         (1.30)           (1.24)
  Distributions (from capital gains)                                              (.34)            (.02)
   Total distributions                                                           (1.64)           (1.26)
Net asset value, end of year                                                    $13.75           $15.69
Total return (2)                                                                (2.40)%           14.66%
Ratios/supplemental data:
 Net assets, end of year (in millions)                                          $2,360           $2,108
 Ratio of expenses to average net assets                                           .81%             .82%
 Ratio of net income to average net assets                                        8.76%            8.35%



                                                                               Class B
                                                                                  Year
                                                                                 ended      March 15 to
                                                                         September 30,    September 30,
                                                                                  2001         2000 (3)
Net asset value, beginning of period                                            $12.93           $13.57
 Income from investment operations :
  Net investment income (1)                                                       1.10              .52
  Net losses on securities (both                                                 (1.61)            (.53)
 realized and unrealized) (1)
   Total from investment operations                                               (.51)            (.01)
 Less distributions :
  Dividends (from net investment income)                                         (1.15)            (.63)
Net asset value, end of period                                                  $11.27           $12.93
Total return (2)                                                                (4.12)%           (.10)%
Ratios/supplemental data:
 Net assets, end of period (in millions)                                          $123              $27
 Ratio of expenses to average net assets                                          1.57%            1.52%
 Ratio of net income to average net assets                                        8.75%            8.18%

                                                                               Class C          Class F

                                                                           March 15 to      March 15 to
                                                                         September 30,    September 30,
                                                                              2001 (3)         2001 (3)
Net asset value, beginning of period                                            $12.48           $12.48
 Income from investment operations :
  Net investment income (1)                                                        .53              .57
  Net losses on securities (both                                                 (1.15)           (1.15)
 realized and unrealized) (1)
   Total from investment operations                                               (.62)            (.58)
 Less distributions :
  Dividends (from net investment income)                                          (.59)            (.63)
Net asset value, end of period                                                  $11.27           $11.27
Total return (2)                                                                (5.11)%          (4.86)%
Ratios/supplemental data:
 Net assets, end of period (in millions)                                           $44              $32
 Ratio of expenses to average net assets                                          1.73%             .95%
 Ratio of net income to average net assets                                        8.54%            9.32%


Supplemental data - all classes
                                                                            Year ended
                                                                         September 30,
                                                                                   2001             2000     1999
Portfolio turnover rate                                                          43.89%           46.43%   29.79%

                                                                                   1998             1997
Portfolio turnover rate                                                          54.63%           53.55%

1) Based on average shares outstanding.
2) Total returns exclude all sales charges, including contingent deferred sales charges.
3) Based on operations for the period shown and, accordingly, not representative of a full year
 (unless otherwise noted).
4) Annualized.

Independent Auditors' Report
To the Board of Trustees and Shareholders of American High-Income Trust:

 We have audited the accompanying statement of assets and liabilities of American High-Income Trust (the "Fund"), including the investment portfolio, as of September 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares, and the period March 15, 2000, through September 30, 2000 and the year ended September 30, 2001 for Class B shares, and the period March 15, 2001 through September 30, 2001 for Class C and Class F shares. These financial statements and per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of American High-Income Trust as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares, and the period March 15, 2000 through September 30, 2000 and the year ended September 30, 2001 for Class B shares, and the period March 15, 2001 through September 30, 2001 for Class C and Class F shares, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
November 6, 2001

Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 1.8% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 0.6% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



                                    PART C
                                OTHER INFORMATION
                           AMERICAN HIGH-INCOME TRUST

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 20 filed 3/9/01)
(b) Previously filed (see Post-Effective Amendment No. 14 filed 11/26/97)
(c) Previously filed (see Post-Effective Amendment No. 20 filed 3/9/01)
(d) Previously filed (see Post-Effective Amendment No. 18 filed 3/10/00)
(e) Previously filed (see Post-Effective Amendment No. 20 filed 3/9/01)
(f) None
(g) Form of Global Custody Agreement
(h) Previously filed (see Post-Effective Amendment No. 20 filed 3/9/01)
(i) Previously filed (see Post-Effective Amendment No. 20 filed 3/9/01)
(j) Consent of Independent Auditors
(k) None
(l) Previously filed (see Post-Effective Amendment No. 14 filed 11/26/97)
(m) Previously filed (see Post-Effective Amendment No. 20 filed 3/9/01)
(n) Previously filed (see Post-Effective Amendment No. 20 filed 3/9/01)
(o) None
(p) Previously filed (see Post-Effective Amendment No. 20 filed 3/9/01)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25. INDEMNIFICATION (CONTINUED)

  Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

   (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

ITEM 25. INDEMNIFICATION (CONTINUED)

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in the circumstances because such person has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determination so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

 (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is

ITEM 25. INDEMNIFICATION (CONTINUED)

asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                         (2)                 (3)



       NAME AND PRINCIPAL                      POSITIONS AND OFFICES             POSITIONS AND OFFICES

          BUSINESS ADDRESS                       WITH UNDERWRITER                  WITH REGISTRANT



       David L. Abzug                          Vice President                    None

       P.O. Box 2248

       Agoura Hills, CA 91376



       John A. Agar                            Vice President                    None

       1501 N. University, Suite 227A

       Little Rock, AR 72207



       Robert B. Aprison                       Vice President                    None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                      Vice President                    None



       Steven L. Barnes                        Senior Vice President             None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                           Vice President                    None



       Michelle A. Bergeron                    Senior Vice President             None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                     Regional Vice President           None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                         Senior Vice President             None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                       Vice President                    None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                           Senior Vice President             None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                       Senior Vice President             None

       601 E. Whitestone Blvd.

       Building 6, Suite 115

       Cedar Park, TX 78613



       Alan Brown                              Vice President                    None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                          Vice President                    None



       Cody Callaway                           Regional Vice President           None

       803 South Desert Palm Place

       Broken Arrow, OK 74012



       Matthew Carlisle                        Regional Vice President           None

       4500 Fairvista Drive

       Charlotte, NC 28269



       Damian Carroll                          Regional Vice President           None

       40 Ten Acre Road

       New Britain, CT 06052



       Brian C. Casey                          Vice President                    None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                       Senior Vice President             None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80120



       Christopher J. Cassin                   Senior Vice President             None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                        Vice President                    None

       1301 Stoney Creek Drive

       San Ramon, CA  94583



L      David Charlton                          Senior Vice President             None



L      Larry P. Clemmensen                     Director                          None



L      Kevin G. Clifford                       Director, President and Co-Chief    None

                                               Executive Officer



H      Cheri Coleman                           Assistant Vice President          None



       Ruth M. Collier                         Senior Vice President             None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                         Vice President                    None



       Carlo O. Cordasco                       Regional Vice President           None

       101 Five Forks Lane

       Hampton, VA 23669



       Thomas E. Cournoyer                     Vice President                    None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                    Senior Vice President             None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



       William F. Daugherty                    Regional Vice President           None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Guy E. Decker                           Regional Vice President           None

       2990 Topaz Lane

       Carmel, IN 46032



       Daniel J. Delianedis                    Vice President                    None

       Edina Executive Plaza

       5200 Willson Road, Suite 150

       Edina, MN  55424



       James A. DePerno, Jr.                   Regional Vice President           None

       91 Church Street

       East Aurora, NY 14052



L      Bruce DePriester                        Senior Vice President             None



       Tom Dickson                             Regional Vice President           None

       108 Wilmington Court

       Southlake, TX 76092



       Michael A. DiLella                      Vice President                    None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                         Senior Vice President             None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                           Senior Vice President             None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                          Director, Executive Vice          None
                                               President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                       Secretary                         Vice President



       Michael J. Dullaghan                    Regional Vice President           None

       5040 Plantation Grove Lane

       Roanoke, VA 24012



S      J. Steven Duncan                        Senior Vice President             None



       Robert W. Durbin                        Vice President                    None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                        Senior Vice President             None



       Timothy L. Ellis                        Regional Vice President           None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor                           Senior Vice President             None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                         Regional Vice President           None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                        Senior Vice President             None

       Route 2, Box 3162

       Osage Beach, MO  65065



L      Linda Gardner                           Assistant Vice President          None



B      Evelyn K. Glassford                     Vice President                    None



       Jeffrey J. Greiner                      Vice President                    None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                      Director                          Chairman and Trustee



B      Mariellen Hamann                        Vice President                    None



       Derek S. Hansen                         Regional Vice President           None

       13033 Ridgedale Drive, PMB 147
       Minnetonka, MN 55305



       David E. Harper                         Senior Vice President             None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                         Vice President                    None



       Steve Hipsley                           Regional Vice President           None

       100 Kaydeross Park Road

       Saratoga Springs, NY 12866



       Ronald R. Hulsey                        Senior Vice President             None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                         Vice President                    None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                     Director                          None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                        Senior Vice President             None



       John P. Keating                         Regional Vice President           None

       2285 Eagle Harbor Parkway

       Orange Park, FL 32003



       Dorothy Klock                           Vice President                    None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



H      Dianne L. Koske                         Assistant Vice President



       Andrew R. LeBlanc                       Regional Vice President           None

       78 Eton Road

       Garden City, NY 11530



B      Karl A. Lewis                           Vice President                    None



       T. Blake Liberty                        Vice President                    None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                            Regional Vice President           None

       1103 Tulip Tree Lane

       West Des Moines, IA 50266



L      Lorin E. Liesy                          Vice President                    None



I      Kelle Lindenberg                        Assistant Vice President          None



       Louis K. Linquata                       Regional Vice President           None

       5214 Cass Street

       Omaha, NE 68132



LW     Robert W. Lovelace                      Director                          None



       Stephen A. Malbasa                      Director, Senior Vice             None
                                               President

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                        Senior Vice President             None

       5241 South Race Street

       Greenwood Village, CO  80121



L      J. Clifton Massar                       Director, Senior Vice             None
                                               President



L      E. Lee McClennahan                      Senior Vice President             None



       James R. McCrary                        Regional Vice President           None

       963 1st Street, #1

       Hermosa Beach, CA 90254



S      John V. McLaughlin                      Senior Vice President             None



       Terry W. McNabb                         Vice President                    None

       2002 Barrett Station Road

       St. Louis, MO  63131



       Scott Meade                             Regional Vice President           None

       41 South Road

       Rye Beach, NH 03871



       Monty Moncrief                          Regional Vice President           None

       55 Chandler Creek

       The Woodlands, TX 77381



       William E. Noe                          Vice President                    None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                          Vice President                    None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                           Vice President                    None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                        Regional Vice President           None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                           Regional Vice President           None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                         Regional Vice President           None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                         Regional Vice President           None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                        Senior Vice President             None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                     Assistant Vice President          None



       Carl S. Platou                          Vice President                    None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



S      Richard P. Prior                        Vice President                    None



       Steven J. Reitman                       Senior Vice President             None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                        Vice President                    None

       425 South Pitt Street

       Alexandria, VA 22314



L      Julie D. Roth                           Vice President                    None



L      James F. Rothenberg                     Director                          None



       Douglas F. Rowe                         Vice President                    None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                    Vice President                    None

       10538 Cheviot Drive

       Los Angeles, CA  90064



H      Steve Rubin                             Assistant Vice President          None



       Dean B. Rydquist                        Senior Vice President             None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                       Senior Vice President             None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                     Vice President                    None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield                    Regional Vice President           None

       201 McIver Street

       Greenville, SC 29601



L      R. Michael Shanahan                     Director                          None



       Brad W. Short                           Regional Vice President           None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                          Chairman of the Board and         None

       1000 RIDC Plaza, Suite 212              Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                        Senior Vice President             None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater                         Regional Vice President           None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                         Senior Vice President             None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft                 Vice President                    None



       Anthony L. Soave                        Regional Vice President           None

       8831 Morning Mist Drive

       Clarkston, MI 48348



L      Therese L. Soullier                     Assistant Vice President          None



       Nicholas D. Spadaccini                  Vice President                    None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                    Assistant Vice President          None



       Daniel S. Spradling                     Senior Vice President             None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



B      Raymond Stein                           Assistant Vice President          None



LW     Eric H. Stern                           Director                          None



       Brad Stillwagon                         Regional Vice President           None

       2438 Broadmeade Road

       Louisville, KY 40205



B      Max D. Stites                           Vice President                    None



       Thomas A. Stout                         Vice President                    None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                       Vice President                    None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                    Senior Vice President             None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Drew W. Taylor                          Assistant Vice President          None



       Gary J. Thoma                           Regional Vice President           None

       21 White Cloud

       HCR 1 Box 172-A

       Keshena, WI 54135



       Cindy Thompson                          Regional Vice President           None

       23412 Pacific Park Drive, #5C

       Aliso Viejo, CA 92656



L      James P. Toomey                         Vice President                    None



I      Christopher E. Trede                    Vice President                    None



       George F. Truesdail                     Senior Vice President             None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                    Vice President                    None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                          Regional Vice President           None

       39 Old Course Drive

       Newport Beach, CA 92660



       Thomas E. Warren                        Vice President                    None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                           Senior Vice President,            None

                                               Treasurer and Controller



       Gregory J. Weimer                       Vice President                    None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                        Director                          None



SF     Gregory W. Wendt                        Director                          None



       George J. Wenzel                        Regional Vice President           None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier                         Assistant Vice President          None



SF     N. Dexter Williams, Jr.                 Senior Vice President             None



       Timothy J. Wilson                       Vice President                    None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                       Vice President                    None



H      Marshall D. Wingo                       Director, Senior Vice             None
                                               President



L      Robert L. Winston                       Director, Senior Vice             None
                                               President



       William R. Yost                         Senior Vice President             None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Jonathan A. Young                       Regional Vice President           None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                         Regional Vice President           None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 26/th/ day of November, 2001.

   AMERICAN HIGH-INCOME TRUST
   By /s/ Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on November 26, 2001, by the following persons in the capacities indicated.

         SIGNATURE                                                    TITLE



(1)      Principal Executive Officer:



          /s/ David C. Barclay                                        President and Trustee

            (David C. Barclay)



(2)      Principal Financial Officer and
         Principal Accounting Officer:



          /s/ Anthony W. Hynes, Jr.                                   Treasurer

            (Anthony W. Hynes, Jr.)



(3)      Trustees:



          /s/ David C. Barclay                                        President and Trustee

            (David C. Barclay)



         Richard G. Capen, Jr.*                                       Trustee

         H. Frederick Christie*                                       Trustee

         Diane C. Creel*                                              Trustee

         Martin Fenton*                                               Trustee

         Leonard R. Fuller*                                           Trustee



          /s/ Abner D. Goldstine                                      Vice Chairman and Trustee

            (Abner D. Goldstine)



          /s/ Paul G. Haaga, Jr.                                      Chairman and Trustee

            (Paul G. Haaga, Jr.)



         Richard G. Newman*                                           Trustee

         Frank M. Sanchez*                                            Trustee


*By   /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

     /s/ Kristine M. Nishiyama
     (Kristine M. Nishiyama)